Fund Holdings
September 30, 2019
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Intermediate Bond Fund (HOIBX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
Small-Company Stock Fund (HSCSX)
International Equity Fund (HISIX)

Portfolio of Investments
Daily Income Fund  |  September 30, 2019  |  (Unaudited)

U.S. Government & Agency Obligations | 81.4% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Home Loan Bank	2.01%	10/08/19	$5,000,000	$4,998,051
Federal Home Loan Bank	2.16	10/11/19	2,310,000	2,308,620
Federal Home Loan Bank	2.01	10/15/19	10,000,000	9,992,222
Federal Home Loan Bank	2.03	10/18/19	3,955,000	3,951,218
Federal Home Loan Bank	2.01	10/18/19	1,900,000	1,898,206
Federal Home Loan Bank	2.01	10/18/19	2,200,000	2,197,922
Federal Home Loan Bank	2.03	10/25/19	5,500,000	5,492,575
Federal Home Loan Bank	1.99	10/30/19	1,100,000	1,098,246
Federal Home Loan Bank	1.96	11/01/19	4,500,000	4,492,444
Federal Home Loan Bank	2.01	11/01/19	2,255,000	2,251,116
Federal Home Loan Bank	1.96	11/05/19	4,000,000	3,992,417
Federal Home Loan Bank	2.00	11/06/19	1,000,000	998,010
Federal Home Loan Bank	1.96	11/08/19	1,300,000	1,297,310
Federal Home Loan Bank	2.01	11/08/19	3,000,000	2,993,667
Federal Home Loan Bank	1.96	11/12/19	5,000,000	4,988,625
Federal Home Loan Bank	2.01	11/13/19	1,005,000	1,002,599
Federal Home Loan Bank	1.97	11/14/19	5,000,000	4,988,022
Federal Home Loan Bank	1.98	11/19/19	5,000,000	4,986,593
Federal Home Loan Bank	1.96	11/20/19	2,780,000	2,772,471
Federal Home Loan Bank	1.92	11/20/19	1,700,000	1,695,490
Federal Home Loan Bank	1.95	11/22/19	5,000,000	4,985,989
Federal Home Loan Bank	1.92	12/26/19	4,000,000	3,981,701
Federal Home Loan Bank	1.93	12/26/19	5,000,000	4,977,007
Federal National Mortgage Assoc.	1.96	10/23/19	5,000,000	4,994,042
Tennessee Valley Authority	2.30	10/02/19	5,000,000	4,999,681
U.S. Treasury Bill	2.08	10/01/19	3,000,000	3,000,000
U.S. Treasury Bill	2.07	10/01/19	5,000,000	5,000,000
U.S. Treasury Bill	2.24	10/03/19	5,500,000	5,499,332
U.S. Treasury Bill	2.22	10/10/19	5,000,000	4,997,275
U.S. Treasury Bill	2.04	10/22/19	5,000,000	4,994,174
U.S. Treasury Bill	2.02	10/29/19	5,500,000	5,491,532
U.S. Treasury Bill	2.02	11/07/19	2,000,000	1,995,927
U.S. Treasury Bill	1.98	11/29/19	4,000,000	3,987,272
U.S. Treasury Note	1.00	11/30/19	5,000,000	4,991,954
Total U.S. Government & Agency Obligations
(Cost $132,291,710)				132,291,710

Money Market Fund | 18.6% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund	1.88(a)	30,244,788	30,244,788
Total Money Market Fund
(Cost $30,244,788)			30,244,788
Total Investments in Securities
(Cost $162,536,498) | 100.0%			$162,536,498
(a)	7-day yield at September 30, 2019.
At September 30, 2019, the cost of investment securities for tax purposes was $162,536,498. There were no unrealized gains or losses.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;

Portfolio of Investments  |  Daily Income Fund  |  September 30, 2019  |  (Unaudited)  |  (Continued)
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Daily Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$132,291,710	$ —	$132,291,710
Money Market Fund	30,244,788	—	—	30,244,788
Total	$30,244,788	$132,291,710	$ —	$162,536,498
During the period ended September 30, 2019, there were no transfers between levels

Portfolio of Investments
Short-Term Government Securities Fund  |  September 30, 2019  |  (Unaudited)

U.S. Government & Agency Obligations | 68.2% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Overseas Private Investment Corp.	2.98%(a)	11/11/20	$1,000,000	$1,027,636
Overseas Private Investment Corp.	2.74(a)	04/23/21	1,000,000	1,020,400
U.S. Department of Housing & Urban Development	6.07	08/01/21	20,000	20,274
U.S. Department of Housing & Urban Development	6.12	08/01/22	10,000	10,141
U.S. Department of Housing & Urban Development	5.77	08/01/26	94,000	95,170
U.S. Treasury Note	2.63	08/31/20	500,000	503,496
U.S. Treasury Note	1.38	09/15/20	500,000	498,145
U.S. Treasury Note	1.63	10/15/20	500,000	499,023
U.S. Treasury Note	1.75	11/15/20	500,000	499,648
U.S. Treasury Note	1.88	12/15/20	500,000	500,449
U.S. Treasury Note	2.00	01/15/21	500,000	501,348
U.S. Treasury Note	2.50	01/31/21	600,000	605,672
U.S. Treasury Note	2.25	02/15/21	500,000	503,242
U.S. Treasury Note	2.38	04/15/21	1,000,000	1,009,453
U.S. Treasury Note	1.50	08/31/21	3,267,000	3,257,301
U.S. Treasury Note	2.63	12/15/21	11,500,000	11,752,910
U.S. Treasury Note	2.50	01/15/22	2,950,000	3,007,156
U.S. Treasury Note	1.75	07/15/22	14,750,000	14,809,922
U.S. Treasury Note	1.50	08/15/22	1,360,000	1,356,972
U.S. Treasury Note	1.50	09/15/22	900,000	898,348
U.S. Treasury Note	1.25	08/31/24	7,950,000	7,839,756
Total U.S. Government & Agency Obligations
(Cost $49,851,909)				50,216,462

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 25.2% of portfolio

Consumer Discretionary | 0.1%
Ethiopian Leasing (2012) LLC	2.68	07/30/25	109,136	111,598
Total Consumer Discretionary				111,598
Energy | 12.8%
Petroleos Mexicanos	2.00	12/20/22	350,000	350,365
Petroleos Mexicanos	1.95	12/20/22	877,100	876,868
Petroleos Mexicanos	2.38	04/15/25	972,600	984,443
Petroleos Mexicanos	2.46	12/15/25	650,000	659,942
Reliance Industries Ltd.	2.06	01/15/26	3,352,700	3,368,158
Reliance Industries Ltd.	1.87	01/15/26	1,792,632	1,791,256
Reliance Industries Ltd.	2.44	01/15/26	1,368,421	1,394,042
Total Energy				9,425,074
Financials | 12.1%
Altitude Investments 17 LLC	2.68	11/08/25	552,987	578,580
Export Leasing 2009 LLC	1.86	08/28/21	149,504	149,570
Lulwa Ltd.	1.83	03/26/25	486,032	484,663
Mexican Aircraft Finance IV	2.54	07/13/25	269,398	274,188
Mexican Aircraft Finance V	2.33	01/14/27	337,500	342,452
MSN 41079 and 41084 Ltd.	1.63	12/14/24	919,350	912,715
Penta Aircraft Leasing 2013 LLC	1.69	04/29/25	994,378	985,531
Safina Ltd.	1.55	01/15/22	534,562	532,090
Safina Ltd.	2.00	12/30/23	1,191,593	1,194,086
Salmon River Export LLC	2.19	09/15/26	151,047	152,295
Sandalwood 2013 LLC	2.82	02/12/26	377,785	388,144
Santa Rosa Leasing LLC	1.69	08/15/24	43,415	43,141
Santa Rosa Leasing LLC	1.47	11/03/24	461,338	456,009

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2019  |
(Unaudited)  |  (Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 25.2% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Financials | 12.1% (Continued)
Tagua Leasing LLC	1.90%	07/12/24	$1,033,358	$1,031,364
Tagua Leasing LLC	1.73	09/18/24	443,722	441,272
Union 11 Leasing LLC	2.41	01/23/24	408,443	412,825
Union 16 Leasing LLC	1.86	01/22/25	484,396	483,515
VCK Lease SA	2.59	07/24/26	77,634	79,368
Total Financials				8,941,808
Industrials | 0.2%
Sayarra Ltd.	2.77	10/29/21	124,089	125,300
Total Industrials				125,300
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $18,481,682)				18,603,780

Corporate Bonds–Other | 1.8% of portfolio

Financials | 1.2%
Citibank, N.A.	2.84(b)	05/20/22	250,000	252,562
Goldman Sachs Group, Inc.	3.20	06/05/20	150,000	151,144
Goldman Sachs Group, Inc.	3.00	04/26/22	250,000	252,780
JP Morgan Chase Bank NA	3.09(b)	04/26/21	250,000	251,318
Total Financials				907,804
Health Care | 0.3%
Cigna Corp.	3.20	09/17/20	100,000	100,968
Cigna Corp.	3.40	09/17/21	100,000	102,268
Total Health Care				203,236
Utilities | 0.3%
Duke Energy Florida Project Finance, LLC	1.20	03/01/20	40,242	40,074
Duke Energy Florida, LLC	2.10	12/15/19	62,500	62,484
Southwest Gas Corp.	4.45	12/01/20	125,000	126,456
Total Utilities				229,014
Total Corporate Bonds–Other
(Cost $1,328,076)				1,340,054

Asset-Backed Securities | 1.6% of portfolio

Ally Master Owner Trust 17-3	2.63(b)	06/15/22	250,000	250,079
Exeter Automobile Receivables Trust 18-3 (c)	2.90	01/18/22	34,005	34,029
Exeter Automobile Receivables Trust 18-4 (c)	3.05	12/15/21	114,978	115,138
Foursight Capital Automobile Receivables Trust 17-1 (c)	2.37	04/15/22	21,528	21,516
Foursight Capital Automobile Receivables Trust 18-2 (c)	3.32	04/15/22	119,707	120,192
Freedom Financial 18-2 (c)	3.99	10/20/25	120,050	120,929
GLS Auto Receivables Trust 18-3 (c)	3.35	08/15/22	68,972	69,297
Marlette Funding Trust 19-3 (c)	2.69	09/17/29	222,225	222,767
Prosper Marketplace Issuance Trust 18-2 (c)	3.35	10/15/24	84,650	84,886
Small Business Administration Pool # 503463	3.38(b)	09/25/21	113	112
SoFi Consumer Loan Program Trust 19-4 (c)	2.45	08/25/28	100,000	100,185

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2019  |
(Unaudited)  |  (Continued)
Asset-Backed Securities | 1.6% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
United Auto Credit Securitization Trust 18-2 (c)	2.89%	03/10/21	$9,714	$9,715
Total Asset-Backed Securities
(Cost $1,145,904)				1,148,845

Mortgage-Backed Security | 0.1% of portfolio

FDIC Structured Sale Guaranteed Notes 2010-S3 (c)	2.74	12/03/20	69,028	68,949
Total Mortgage-Backed Security
(Cost $69,017)				68,949

Certificates of Deposit | 0.6% of portfolio

HSBC Bank USA NA	3.10(b)	11/17/20	246,000	249,319
JP Morgan Chase Bank, NA	2.00(b)	04/22/21	200,000	199,973
Total Certificates of Deposit
(Cost $446,189)				449,292

Money Market Fund | 2.5% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund	1.88(d)	1,847,718	1,847,718
Total Money Market Fund
(Cost $1,847,718)			1,847,718
Total Investments in Securities
(Cost $73,170,495) | 100.0%			$73,675,100
(a)	Interest is paid at maturity.
(b)	Variable coupon rate as of September 30, 2019.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $967,603 and represents 1.3% of total investments.
(d)	7-day yield at September 30, 2019.
LLC - Limited Liability Company
SA - Sociedad Anonima or Societe Anonyme
NA - National Association
At September 30, 2019, the cost of investment securities for tax purposes was $73,170,495. Net unrealized appreciation of investment securities was $504,605 consisting of unrealized gains of $579,171 and unrealized losses of $74,566.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2019  |
(Unaudited)  |  (Continued)
Short-Term Government Securities Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$50,216,462	$ —	$50,216,462
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	18,603,780	—	18,603,780
Corporate Bonds–Other	—	1,340,054	—	1,340,054
Asset-Backed Securities	—	1,148,845	—	1,148,845
Mortgage-Backed Security	—	68,949	—	68,949
Certificates of Deposit	—	449,292	—	449,292
Money Market Fund	1,847,718	—	—	1,847,718
Total	$1,847,718	$71,827,382	$ —	$73,675,100
During the period ended September 30, 2019, there were no transfers between levels

Portfolio of Investments
Short-Term Bond Fund  |  September 30, 2019  |  (Unaudited)

U.S. Government & Agency Obligations | 56.2% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Home Loan Bank	2.55%	05/06/22	$10,060,000	$10,094,303
Federal Home Loan Mortgage Corp.	2.35	03/04/22	2,220,000	2,223,015
Overseas Private Investment Corp.	2.52	09/15/22	1,312,500	1,322,882
Tennessee Valley Authority	0.00(a)	06/15/21	595,000	575,866
U.S. Department of Housing & Urban Development	6.07	08/01/21	10,000	10,137
U.S. Department of Housing & Urban Development	6.12	08/01/22	10,000	10,140
U.S. Treasury Note	2.75	11/30/20	2,080,000	2,102,344
U.S. Treasury Note	2.00	01/15/21	7,850,000	7,871,158
U.S. Treasury Note	2.50	01/31/21	1,450,000	1,463,707
U.S. Treasury Note	2.50	02/28/21	4,575,000	4,621,822
U.S. Treasury Note	2.38	04/15/21	4,800,000	4,845,375
U.S. Treasury Note	1.50	08/31/21	22,602,000	22,534,900
U.S. Treasury Note	2.88	11/15/21	1,625,000	1,666,260
U.S. Treasury Note	2.63	12/15/21	29,900,000	30,557,566
U.S. Treasury Note	2.50	01/15/22	1,770,000	1,804,294
U.S. Treasury Note	1.75	07/15/22	92,169,000	92,543,437
U.S. Treasury Note	1.50	08/15/22	58,992,000	58,860,651
U.S. Treasury Note	1.50	09/15/22	17,840,000	17,807,247
U.S. Treasury Note	2.88	09/30/23	710,000	745,750
U.S. Treasury Note	1.25	08/31/24	57,306,000	56,511,327
Total U.S. Government & Agency Obligations
(Cost $317,212,209)				318,172,181

Corporate Bonds–Other | 18.2% of portfolio

Communication Services | 0.9%
AT&T Inc.	4.45	04/01/24	850,000	919,517
Comcast Corp.	3.45	10/01/21	1,010,000	1,040,094
Sprint Spectrum Co. LLC (b)	3.36	03/20/23	1,337,500	1,342,516
Sprint Spectrum Co. LLC (b)	4.74	03/20/25	1,560,000	1,658,295
Total Communication Services				4,960,422
Consumer Discretionary | 1.4%
ABC Inc.	8.75	08/15/21	810,000	908,590
Ford Motor Credit Company LLC	3.35	11/01/22	2,135,000	2,137,306
Ford Motor Credit Company LLC	4.14	02/15/23	1,200,000	1,218,488
Volkswagen Group of America, Inc. (b)	2.50	09/24/21	1,270,000	1,273,099
Volkswagen Group of America, Inc. (b)	2.70	09/26/22	2,120,000	2,129,111
Total Consumer Discretionary				7,666,594
Consumer Staples | 1.1%
Anheuser-Busch InBev Finance Inc.	3.70	02/01/24	1,280,000	1,367,927
Coca-Cola Co. (The)	1.55	09/01/21	475,000	472,725
Coca-Cola Co. (The)	2.20	05/25/22	420,000	423,466
Mead Johnson Nutrition Co.	3.00	11/15/20	4,125,000	4,160,719
Total Consumer Staples				6,424,837
Energy | 0.9%
BP Capital Markets America Inc.	2.52	09/19/22	1,600,000	1,619,306
EQM Midstream Partners, LP	4.75	07/15/23	835,000	838,144
Midwest Connector Capital Company LLC (b)	3.63	04/01/22	620,000	636,022
Midwest Connector Capital Company LLC (b)	3.90	04/01/24	825,000	869,059

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2019  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 18.2% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Energy | 0.9% (Continued)
Pioneer Natural Resources Co.	4.45%	01/15/26	$1,146,000	$1,255,656
Total Energy				5,218,187
Financials | 7.3%
AIG Global Funding Inc. (b)	2.30	07/01/22	865,000	867,240
AMBAC Assurance Corp. (b)	5.10	06/07/20	2,871	4,170
AMBAC LSNI LLC (b)	7.10(c)	02/12/23	12,291	12,414
Anthem, Inc.	3.30	01/15/23	625,000	645,221
Anthem, Inc.	2.38	01/15/25	2,130,000	2,117,373
Athene Global Funding (b)	4.00	01/25/22	1,400,000	1,452,949
Bank of America Corp.	2.74(c)	01/23/22	2,100,000	2,112,141
Bank of America Corp.	3.22(c)	07/23/24	2,210,000	2,224,028
Bank of America Corp.	4.00	01/22/25	1,210,000	1,285,336
Bank of America Corp.	3.95	04/21/25	1,030,000	1,092,853
Branch Banking and Trust Co.	2.64(c)	09/17/29	1,350,000	1,341,280
Capital One Financial Corp.	3.90	01/29/24	1,440,000	1,521,513
CIT Bank, NA	2.97(c)	09/27/25	1,640,000	1,642,050
Citibank, N.A.	2.84(c)	05/20/22	4,275,000	4,318,818
Citibank, NA	2.85	02/12/21	1,650,000	1,668,871
Citibank, NA	3.40	07/23/21	875,000	896,239
Citibank, NA	3.65	01/23/24	1,325,000	1,403,586
Discover Bank	4.68(c)	08/09/28	3,081,000	3,221,170
Goldman Sachs Group, Inc.	3.00	04/26/22	5,330,000	5,389,265
J.P. Morgan Chase & Co.	4.02(c)	12/05/24	800,000	853,381
J.P. Morgan Chase & Co.	2.30(c)	10/15/25	2,130,000	2,123,228
Metropolitan Life Global Funding (b)	3.38	01/11/22	450,000	462,955
Metropolitan Life Global Funding (b)	3.60	01/11/24	450,000	475,776
Morgan Stanley	3.46(c)	01/20/22	1,277,000	1,289,372
Morgan Stanley	2.72(c)	07/22/25	1,220,000	1,234,077
Wells Fargo Bank NA	3.33(c)	07/23/21	1,025,000	1,034,299
Wells Fargo Bank NA	3.63	10/22/21	625,000	643,055
Total Financials				41,332,660
Health Care | 1.2%
Cigna Corp.	3.20	09/17/20	4,350,000	4,392,112
Cigna Corp.	3.40	09/17/21	2,160,000	2,208,992
Total Health Care				6,601,104
Industrials | 0.7%
Burlington Northern & Santa Fe Railway Co.	4.58	01/15/21	82,107	83,542
Burlington Northern & Santa Fe Railway Co.	4.83	01/15/23	36,229	37,070
Caterpillar Financial Services Corp.	3.15	09/07/21	875,000	893,102
John Deere Capital Corp.	3.13	09/10/21	220,000	225,003
Parker-Hannifin Corp.	2.70	06/14/24	435,000	443,108
Ryder System Inc.	2.88	06/01/22	435,000	442,159
Ryder System Inc.	2.50	09/01/24	1,340,000	1,344,974
Ryder System, Inc.	3.50	06/01/21	220,000	224,759
Total Industrials				3,693,717
Information Technology | 1.0%
Apple Inc.	2.50	02/09/22	975,000	990,092
Broadcom Cayman LP	2.65	01/15/23	1,280,000	1,278,808

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2019  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 18.2% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Information Technology | 1.0% (Continued)
International Business Machine Corp.	3.00%	05/15/24	$2,200,000	$2,276,531
Qualcomm Inc.	3.45	05/20/25	1,250,000	1,321,416
Total Information Technology				5,866,847
Materials | 0.1%
3M Co.	1.63	09/19/21	450,000	447,726
Total Materials				447,726
Real Estate | 0.1%
Service Properties Trust	4.35	10/01/24	850,000	860,598
Total Real Estate				860,598
Utilities | 3.5%
Atlantic City Electric Co.	4.35	04/01/21	3,150,000	3,208,517
Duke Energy Florida Project Finance, LLC	1.20	03/01/20	666,145	663,355
Duke Energy Florida, LLC	2.10	12/15/19	806,250	806,049
Empire District Electric Co.	4.65	06/01/20	5,225,000	5,295,929
Entergy Louisiana LLC	4.80	05/01/21	1,175,000	1,209,512
Entergy Texas, Inc.	4.10	09/01/21	1,220,000	1,247,781
Oncor Electric Delivery Co. LLC	5.75	09/30/20	660,000	682,130
San Diego Gas & Electric Co.	1.91	02/01/22	1,775,740	1,740,968
Southern California Edison Co.	3.88	06/01/21	1,050,000	1,073,791
Southern California Edison Co.	1.85	02/01/22	2,925,000	2,877,834
Southwest Gas Corp.	4.45	12/01/20	825,000	834,608
Toledo Edison Co.	7.25	05/01/20	250,000	256,288
Total Utilities				19,896,762
Total Corporate Bonds–Other
(Cost $101,687,286)				102,969,454

Asset-Backed Securities | 11.1% of portfolio

ACC Trust 18-1 (b)	3.70	12/21/20	154,944	155,138
Ally Master Owner Trust 17-3	2.63(c)	06/15/22	750,000	750,238
Ally Master Owner Trust 17-3	2.04	06/15/22	900,000	899,008
American Airlines 13-2	4.95	07/15/24	1,092,540	1,145,201
American Credit Acceptance Receivables Trust 18-4 (b)	3.38	12/13/21	1,222,155	1,224,469
American Credit Acceptance Receivables Trust 19-2 (b)	2.85	07/12/22	1,531,270	1,534,841
Avant Loans Funding Trust 18-B (b)	3.42	01/18/22	680,890	682,964
Avant Loans Funding Trust 19-A (b)	3.48	07/15/22	743,494	746,243
Avant Loans Funding Trust 19-B (b)	2.72	10/15/26	2,040,000	2,041,306
Axis Equipment Finance Receivables LLC 16-A (b)	2.21	11/20/21	37,026	37,018
California Republic Auto Receivable Trust 15-3	2.13	05/17/21	305,055	304,930
Carvana Auto Receivables Trust 19-2 (b)	2.60	01/18/22	2,700,000	2,701,690
CCR Inc. MT-100 Payment Rights Master Trust 12-C (b)	4.75	07/10/22	708,333	715,233
Consumer Loan Underlying Bond 17-P2 (b)	2.61	01/15/24	156,220	156,262
Consumer Loan Underlying Bond 18-P2 (b)	3.47	10/15/25	616,604	619,884
Consumer Loan Underlying Bond 18-P3 (b)	3.82	01/15/26	785,830	792,901
Consumer Loan Underlying Bond 19-P1 (b)	2.94	07/15/26	858,512	861,256
CPS Auto Trust 19-A (b)	3.18	06/15/22	671,418	674,331
Credit Acceptance Auto Loan Trust 17-1 (b)	2.56	10/15/25	313,625	313,749
Credit Acceptance Auto Loan Trust 17-2 (b)	2.55	02/17/26	1,088,594	1,089,587
Credit Acceptance Auto Loan Trust 17-3 (b)	2.65	06/15/26	1,025,000	1,027,766
Credit Acceptance Auto Loan Trust 18-1 (b)	3.01	02/16/27	1,525,000	1,534,141

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2019  |  (Unaudited)  |  (Continued)
Asset-Backed Securities | 11.1% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Credit Acceptance Auto Loan Trust 18-2 (b)	3.47%	05/17/27	$2,200,000	$2,231,902
Credit Acceptance Auto Loan Trust 18-3 (b)	3.55	08/15/27	1,100,000	1,121,032
Credit Acceptance Auto Loan Trust 19-1 (b)	3.33	02/15/28	1,550,000	1,583,648
Credit Suisse ABS Trust 18-LD1 (b)	3.42	07/25/24	197,925	198,024
Drive Auto Receivables Trust 19-3	2.63	09/15/22	1,270,000	1,272,201
DT Auto Owner Trust 19-1 (b)	3.08	09/15/22	1,111,997	1,116,058
Element Rail Leasing I LLC 14-1 (b)	2.30	04/19/44	756,952	756,922
Element Rail Leasing I LLC 15-1 (b)	2.71	02/19/45	385,878	385,129
Element Rail Leasing I LLC 16-1 (b)	3.97	03/19/46	260,364	265,417
Entergy New Orleans Storm Recovery Fund 15-1	2.67	06/01/27	610,203	617,603
Exeter Automobile Receivables Trust 17-3 (b)	2.05	12/15/21	46,574	46,566
Exeter Automobile Receivables Trust 18-3 (b)	2.90	01/18/22	204,033	204,174
Exeter Automobile Receivables Trust 18-4 (b)	3.05	12/15/21	408,173	408,741
Exeter Automobile Receivables Trust 19-1 (b)	3.20	04/15/22	913,130	915,658
Foursight Capital Automobile Receivables Trust 16-1 (b)	2.87	10/15/21	82,229	82,293
Foursight Capital Automobile Receivables Trust 17-1 (b)	2.37	04/15/22	155,002	154,912
Foursight Capital Automobile Receivables Trust 18-1 (b)	2.85	08/16/21	136,040	136,086
Foursight Capital Automobile Receivables Trust 18-2 (b)	3.32	04/15/22	808,022	811,295
Freedom Financial 18-1 (b)	3.61	07/18/24	914,587	918,838
Freedom Financial 18-2 (b)	3.99	10/20/25	624,262	628,832
Freedom Financial 19-1 (b)	3.42	06/18/26	622,092	625,412
GLS Auto Receivables Trust 18-1 (b)	2.82	07/15/22	1,049,224	1,052,117
GLS Auto Receivables Trust 18-3 (b)	3.35	08/15/22	482,804	485,080
GLS Auto Receivables Trust 19-1 (b)	3.37	01/17/23	918,435	925,663
GLS Auto Receivables Trust 19-2 (b)	3.06	04/17/23	1,362,112	1,370,417
Longtrain Leasing III LLC 2015-1 (b)	2.98	01/15/45	417,191	419,070
Marlette Funding Trust 18-2 (b)	3.06	07/17/28	485,684	486,125
Marlette Funding Trust 18-3 (b)	3.20	09/15/28	1,040,827	1,043,501
Marlette Funding Trust 18-4 (b)	3.71	12/15/28	1,269,753	1,282,140
Marlette Funding Trust 19-1 (b)	3.44	04/16/29	1,121,855	1,129,927
Marlette Funding Trust 19-3 (b)	2.69	09/17/29	4,062,265	4,072,178
NP SPE II LLC 17-1 (b)	3.37	10/21/47	448,437	460,850
Oscar US Funding Trust 17-2 (b)	2.45	12/10/21	730,000	730,320
Oscar US Funding Trust 18-1 (b)	2.91	04/12/21	539,916	540,444
Oscar US Funding Trust 18-2 (b)	3.15	08/10/21	451,515	452,659
Oscar US Funding Trust 19-1 (b)	3.10	04/11/22	976,986	981,119
Prosper Marketplace Issuance Trust 18-2 (b)	3.35	10/15/24	1,591,417	1,595,848
Prosper Marketplace Issuance Trust 19-2 (b)	3.20	09/15/25	674,402	676,780
Prosper Marketplace Issuance Trust 19-3 (b)	3.19	07/15/25	1,169,603	1,175,471
Santander Drive Auto Receivables Trust 18-2	2.75	09/15/21	88,833	88,852
SoFi Consumer Loan Program Trust 17-1 (b)	3.28	01/26/26	340,187	342,555
SoFi Consumer Loan Program Trust 17-3 (b)	2.77	05/25/26	474,058	475,501
SoFi Consumer Loan Program Trust 17-4 (b)	2.50	05/26/26	387,144	387,624
SoFi Consumer Loan Program Trust 18-3 (b)	3.20	08/25/27	179,556	180,085
SoFi Consumer Loan Program Trust 18-4 (b)	3.54	11/26/27	1,249,382	1,262,125
SoFi Consumer Loan Program Trust 19-2 (b)	3.01	04/25/28	856,966	863,275
SoFi Consumer Loan Program Trust 19-4 (b)	2.45	08/25/28	1,350,000	1,352,492
United Auto Credit Securitization Trust 18-2 (b)	2.89	03/10/21	64,114	64,121
United Auto Credit Securitization Trust 19-1 (b)	2.82	07/12/21	1,799,320	1,800,010
Upgrade Receivables Trust 18-1 (b)	3.76	11/15/24	630,667	632,689
Upgrade Receivables Trust 19-1 (b)	3.48	03/15/25	1,072,585	1,076,483
Veros Autos Receivable Trust 17-1 (b)	2.84	04/17/23	27,081	27,078
World Financial Network Credit Card Master Note Trust 18-B	3.46	07/15/25	1,200,000	1,229,444
Total Asset-Backed Securities
(Cost $62,795,924)				63,150,942

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2019  |  (Unaudited)  |  (Continued)
Yankee Bonds | 6.4% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
América Móvil SAB de CV	5.00%	03/30/20	$646,000	$654,343
Avolon Holdings Funding Ltd. (b)	3.63	05/01/22	2,185,000	2,214,279
Banco Santander SA	3.85	04/12/23	1,200,000	1,250,611
Banco Santander SA	2.71	06/27/24	1,400,000	1,415,521
BMO Financial Group	2.90	03/26/22	900,000	917,520
BMO Financial Group	4.34(c)	10/05/28	1,300,000	1,371,991
Coca-Cola European Partners PLC	3.50	09/15/20	825,000	834,539
Enel Finance International NV (b)	2.65	09/10/24	1,275,000	1,276,512
HSBC Holdings PLC	3.80(c)	03/11/25	2,635,000	2,745,044
Hydro-Quebec	6.27	01/03/26	80,000	98,908
Imperial Brands Finance PLC (b)	3.13	07/26/24	2,140,000	2,144,549
ING Groep N.V.	3.55	04/09/24	720,000	752,260
Lloyds Banking Group PLC	2.86(c)	03/17/23	1,400,000	1,404,517
Lloyds Banking Group PLC	2.91(c)	11/07/23	1,400,000	1,402,776
Reckitt Benckiser Treasury Services PLC (b)	2.75	06/26/24	1,100,000	1,120,461
Royal Bank of Scotland Group PLC	4.52(c)	06/25/24	1,325,000	1,393,533
Royal Bank of Scotland Group PLC	4.27(c)	03/22/25	1,330,000	1,390,981
Seagate HDD Cayman	4.75	01/01/25	1,895,000	1,964,399
Sinopec Group Overseas Development (2015) Ltd. (b)	2.50	04/28/20	1,075,000	1,075,664
Sinopec Group Overseas Development (2017) Ltd. (b)	2.38	04/12/20	2,175,000	2,174,608
Sinopec Group Overseas Development (2020) Ltd. (b)	2.25	09/13/20	2,200,000	2,197,557
Standard Chartered PLC (b)	2.74(c)	09/10/22	1,700,000	1,701,751
Syngenta Finance N.V. (b)	3.70	04/24/20	1,300,000	1,304,318
Syngenta Finance N.V. (b)	3.93	04/23/21	425,000	432,772
Syngenta Finance NV (b)	4.44	04/24/23	400,000	418,039
Tencent Holdings Ltd. (b)	3.28	04/11/24	2,650,000	2,721,887
Total Yankee Bonds
(Cost $35,772,870)				36,379,340

Municipal Bonds | 1.7% of portfolio

California | 0.4%
Adelanto California Public Utility Authority	3.25	07/01/21	750,000	765,862
Adelanto California Public Utility Authority	3.63	07/01/23	795,000	839,568
Fresno County CA Pension Obligation	0.00(a)	08/15/22	650,000	610,669
Total California				2,216,099
New Jersey | 0.2%
New Jersey Economic Development Authority	0.00(a)	02/15/21	1,350,000	1,309,689
Total New Jersey				1,309,689
North Carolina | 0.1%
North Carolina Housing Finance Agency	4.00	01/01/30	685,000	702,111
Total North Carolina				702,111
Pennsylvania | 0.2%
Philadelphia Pennsylvania Authority for Industrial Development	0.00(a)	04/15/22	1,400,000	1,317,316
Total Pennsylvania				1,317,316

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2019  |  (Unaudited)  |  (Continued)
Municipal Bonds | 1.7% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Puerto Rico | 0.3%
Puerto Rico Highway & Transportation Authority	6.25%	07/01/21	$1,640,000	$1,714,915
Total Puerto Rico				1,714,915
Wisconsin | 0.5%
Wisconsin, Public Finance Authority	2.82	03/01/20	910,000	910,237
Wisconsin, Public Finance Authority	2.75	06/01/20	1,575,000	1,572,228
Total Wisconsin				2,482,465
Total Municipal Bonds
(Cost $9,467,750)				9,742,595

Mortgage-Backed Securities | 0.1% of portfolio

ACE Securities Corp. 06-ASL1	2.43(c)	02/25/36	200,567	90,872
Amresco Residential Securities 98-1	7.15(c)	10/25/27	25,688	27,564
Bear Stearns Asset Backed Securities Trust 03-3	3.33(c)	06/25/43	28,324	28,510
Bear Stearns Asset Backed Securities Trust 04-HE5	4.02(c)	07/25/34	26,709	27,155
Bear Stearns Structured Products Inc., 00-1 (b)	7.33(c)	08/28/33	65	64
CDC Mortgage Capital Trust 02-HE1	2.77(c)	01/25/33	169,027	168,073
CITICORP Mortgage Securities, Inc. 07-1	5.26(d)	03/25/37	29,372	29,767
Cityscape Home Equity Loan Trust 96-2	8.10	08/25/26	44,541	44,551
Conseco Finance Securitizations Corp. 01-2	7.10	02/01/33	78,723	82,455
Contimortgage Home Equity Loan Trust 95-2	8.10	08/15/25	19,965	11,608
Countrywide Asset Backed Certificate 02-S2 (e)	5.98	01/25/17	1,688	1,682
Countrywide Asset Backed Certificate 02-S4 (e)	4.69(c)	10/25/17	7,341	7,633
Countrywide Asset Backed Certificate 04-S1	5.12	02/25/35	7,900	7,891
FHLMC 780754	4.57(c)	08/01/33	1,052	1,113
FNMA 813842	4.05(c)	01/01/35	3,873	3,994
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75	10/25/36	13,784	14,541
Green Tree Financial Corp. 98-5	6.22	03/01/30	26,041	26,961
Master Asset Backed Securities Trust 07-NCW (b)	2.45(c)	05/25/37	246,468	234,378
Option One Mortgage Loan Trust 07-FXD2	5.90	03/25/37	1,750	1,752
Salomon Brothers Mortgage Securities 97-LB6	6.82	12/25/27	3	3
Total Mortgage-Backed Securities
(Cost $912,975)				810,567

Corporate Bond Guaranteed by Export-Import Bank of the United States | 0.1% of portfolio

Energy | 0.1%
Petroleos Mexicanos	2.46	12/15/25	285,350	289,715
Total Energy				289,715
Total Corporate Bond Guaranteed by Export-Import Bank of the United States
(Cost $282,431)				289,715

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2019  |  (Unaudited)  |  (Continued)
Money Market Fund | 6.2% of portfolio
	Interest Rate /Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund	1.88%(f)	35,055,222	$35,055,222
Total Money Market Fund
(Cost $35,055,222)			35,055,222
Total Investments in Securities
(Cost $563,186,667) | 100.0%			$566,570,016
(a)	Zero coupon rate, purchased at a discount.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $87,043,910 and represents 15.4% of total investments.
(c)	Variable coupon rate as of September 30, 2019.
(d)	Step coupon security, the current rate may be adjusted upwards before maturity date.
(e)	Security did not mature on maturity date. While additional principal and interest have been received past the maturity date, the amount and timing of future payments is uncertain.
(f)	7-day yield at September 30, 2019.
LLC - Limited Liability Company
LP - Limited Partnership
AMBAC - American Municipal Bond Assurance Corporation
NA - National Association
ABS - Asset-Backed Security
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil
SA - Sociedad Anonima or Societe Anonyme
PLC - Public Limited Company
NV - Naamloze Vennottschap
N.V. - Naamloze Vennootschap
FHLMC - Federal Home Loan Mortgage Corporation
At September 30, 2019, the cost of investment securities for tax purposes was $563,186,667. Net unrealized appreciation of investment securities was $3,383,349 consisting of unrealized gains of $4,097,659 and unrealized losses of $714,310.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2019  |  (Unaudited)  |  (Continued)
Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$318,172,181	$ —	$318,172,181
Corporate Bonds–Other	—	102,969,454	—	102,969,454
Asset-Backed Securities	—	63,150,942	—	63,150,942
Yankee Bonds	—	36,379,340	—	36,379,340
Municipal Bonds	—	9,742,595	—	9,742,595
Mortgage-Backed Securities	—	810,567	—	810,567
Corporate Bond Guaranteed by Export-Import Bank of the United States	—	289,715	—	289,715
Money Market Fund	35,055,222	—	—	35,055,222
Total	$35,055,222	$531,514,794	$ —	$566,570,016
During the period ended September 30, 2019, there were no transfers between levels

Portfolio of Investments
Intermediate Bond Fund  |  September 30, 2019  |  (Unaudited)

U.S. Government & Agency Obligations | 44.0% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Home Loan Bank	3.25%	11/16/28	$75,000	$83,600
U.S. Treasury Note	2.13	05/31/21	65,000	65,439
U.S. Treasury Note	1.50	08/31/21	1,093,000	1,089,755
U.S. Treasury Note	1.75	07/15/22	1,269,000	1,274,155
U.S. Treasury Note	1.50	08/15/22	602,000	600,660
U.S. Treasury Note	1.50	09/15/22	50,000	49,908
U.S. Treasury Note	1.25	08/31/24	1,232,000	1,214,916
U.S. Treasury Note	1.50	09/30/24	65,000	64,845
U.S. Treasury Note	1.38	08/31/26	850,000	836,353
U.S. Treasury Note	1.63	08/15/29	399,000	397,270
U.S. Treasury Note	2.88	05/15/49	858,000	1,001,514
Total U.S. Government & Agency Obligations
(Cost $6,680,294)				6,678,415

Mortgage-Backed Securities | 24.0% of portfolio

FNMA BN5402	3.50	04/01/49	188,567	193,942
FNMA CA4016	3.00	08/01/49	262,368	267,872
FNMA FM1000	3.00	04/01/47	1,311,394	1,341,978
FNMA MA3745	3.50	08/01/49	1,782,187	1,837,001
Total Mortgage-Backed Securities
(Cost $3,638,651)				3,640,793

Corporate Bonds–Other | 21.6% of portfolio

Communication Services | 1.0%
Charter Communications Operating LLC	5.38	04/01/38	123,000	137,691
Sprint Communications, Inc.	6.00	11/15/22	15,000	15,937
Total Communication Services				153,628
Consumer Discretionary | 1.0%
General Motors Co.	5.15	04/01/38	149,000	150,461
Total Consumer Discretionary				150,461
Energy | 2.7%
Energy Transfer Operating LP	5.25	04/15/29	144,000	162,443
EQM Midstream Partners, LP	4.75	07/15/23	45,000	45,169
Murphy Oil Corp.	4.45(a)	12/01/22	160,000	162,000
Pioneer Natural Resources Co.	4.45	01/15/26	32,000	35,062
Total Energy				404,674
Financials | 7.4%
Anthem Inc.	4.38	12/01/47	45,000	48,608
Bank of America Corp.	3.95	04/21/25	300,000	318,307
Citigroup Inc.	4.30	11/20/26	305,000	328,186
Goldman Sachs Group Inc.	3.81(b)	04/23/29	98,000	103,897
JPMorgan Chase & Co.	3.63	12/01/27	89,000	93,806
Morgan Stanley	2.72(b)	07/22/25	127,000	128,465
Synchrony Financial	3.95	12/01/27	103,000	105,608
Total Financials				1,126,877
Health Care | 5.3%
Allergan Funding SCS	3.45	03/15/22	130,000	133,237

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2019  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 21.6% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Health Care | 5.3% (Continued)
Becton Dickinson and Co.	3.14%(b)	06/06/22	$268,000	$269,105
Celgene Corp.	4.63	05/15/44	40,000	47,544
CVS Health Corp.	4.10	03/25/25	87,000	92,898
HCA Healthcare Inc.	5.13	06/15/39	122,000	133,424
Pfizer, Inc.	3.90	03/15/39	115,000	128,750
Total Health Care				804,958
Industrials | 1.4%
Boeing Co.	3.30	03/01/35	65,000	65,370
General Electric Co.	5.88	01/14/38	33,000	39,643
Parker-Hannifin Corp.	3.25	06/14/29	102,000	106,275
Total Industrials				211,288
Information Technology | 0.9%
Microsoft Corp.	3.70	08/08/46	115,000	131,802
Total Information Technology				131,802
Materials | 0.2%
Mercer International Inc.	5.50	01/15/26	30,000	28,875
Total Materials				28,875
Real Estate | 0.3%
Service Properties Trust	4.35	10/01/24	50,000	50,624
Total Real Estate				50,624
Utilities | 1.4%
San Diego Gas & Electric Co.	1.91	02/01/22	23,215	22,760
Southern California Edison Co.	4.00	04/01/47	163,000	175,348
TerraForm Power Operating LLC (c)	4.25	01/31/23	15,000	15,300
Total Utilities				213,408
Total Corporate Bonds–Other
(Cost $3,217,278)				3,276,595

Asset-Backed Securities | 5.5% of portfolio

Avant Loans Funding Trust 19-B (c)	2.72	10/15/26	200,000	200,128
CPS Auto Trust 19-A (c)	3.18	06/15/22	100,405	100,840
Drive Auto Receivables Trust 19-3	2.63	09/15/22	100,000	100,173
GLS Auto Receivables Trust 19-2 (c)	3.06	04/17/23	8,255	8,306
Marlette Funding Trust 19-3 (c)	2.69	09/17/29	88,890	89,106
Prosper Marketplace Issuance Trust 19-3 (c)	3.19	07/15/25	85,062	85,489
SoFi Consumer Loan Program Trust 19-1 (c)	3.24	02/25/28	101,724	102,676
SoFi Consumer Loan Program Trust 19-4 (c)	2.45	08/25/28	100,000	100,185
United Auto Credit Securitization Trust 19-1 (c)	2.82	07/12/21	51,903	51,923
Total Asset-Backed Securities
(Cost $837,552)				838,826

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2019  |  (Unaudited)  |
(Continued)
Yankee Bonds | 1.5% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
NOVA Chemicals Corp. (c)	4.88%	06/01/24	$140,000	$143,969
Seagate HDD Cayman	4.75	01/01/25	23,000	23,842
Vodafone Group PLC	4.25	09/17/50	50,000	50,965
Total Yankee Bonds
(Cost $209,934)				218,776

Money Market Fund | 3.4% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund	1.88(d)	514,352	514,352
Total Money Market Fund
(Cost $514,352)			514,352
Total Investments in Securities
(Cost $15,098,061) | 100.0%			$15,167,757
(a)	Step coupon security, the current rate may be adjusted upwards before maturity date.
(b)	Variable coupon rate as of September 30, 2019.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Trustees. The total of such securities at period-end amounts to $897,922 and represents 5.9% of total investments.
(d)	7-day yield at September 30, 2019.
LLC - Limited Liability Company
LP - Limited Partnership
SCS - Societe En Commandite Simple
PLC - Public Limited Company
At September 30, 2019, the cost of investment securities for tax purposes was $15,098,061. Net unrealized appreciation of investment securities was $69,696 consisting of unrealized gains of $82,111 and unrealized losses of $12,415.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$6,678,415	$ —	$6,678,415
Mortgage-Backed Securities	—	3,640,793	—	3,640,793
Corporate Bonds–Other	—	3,276,595	—	3,276,595
Asset-Backed Securities	—	838,826	—	838,826
Yankee Bonds	—	218,776	—	218,776
Money Market Fund	514,352	—	—	514,352
Total	$514,352	$14,653,405	$ —	$15,167,757

Portfolio of Investments  |  Intermediate Bond Fund  |  September 30, 2019  |  (Unaudited)  |
(Continued)
During the period ended September 30, 2019, there were no transfers between levels

Portfolio of Investments
Stock Index Fund  |  September 30, 2019  |  (Unaudited)

	Cost	Value
Investment	$47,668,958	$157,948,937
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors. As of September 30, 2019, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.76%. See the Portfolio of Investments for the S&P 500 Index Master Portfolio for holdings information.

Portfolio of Investments
S&P 500 Index Master Portfolio  |  September 30, 2019  |  (Unaudited)

Common Stocks | 97.6% of net assets
	Shares	Value
Aerospace & Defense | 2.6%
Arconic, Inc.	327,315	$8,510,190
Boeing Co.	439,545	167,233,686
General Dynamics Corp.	193,261	35,314,583
Huntington Ingalls Industries, Inc.	33,853	7,169,727
L3Harris Technologies, Inc.	184,377	38,468,417
Lockheed Martin Corp.	203,789	79,489,937
Northrop Grumman Corp.	129,597	48,571,660
Raytheon Co.	229,127	44,952,426
Textron, Inc.	190,050	9,304,848
TransDigm Group, Inc.	41,278	21,492,216
United Technologies Corp.	664,937	90,777,199
Total Aerospace & Defense		551,284,889
Air Freight & Logistics | 0.6%
C.H. Robinson Worldwide, Inc.	111,949	9,491,036
Expeditors International of Washington, Inc.	141,594	10,519,018
FedEx Corp.	196,760	28,642,353
United Parcel Service, Inc., Class B	571,808	68,514,035
Total Air Freight & Logistics		117,166,442
Airlines | 0.4%
Alaska Air Group, Inc.	101,244	6,571,748
American Airlines Group, Inc.	325,899	8,789,496
Delta Air Lines, Inc.	473,861	27,294,393
Southwest Airlines Co.	400,667	21,640,025
United Airlines Holdings, Inc. (a)	181,453	16,042,260
Total Airlines		80,337,922
Auto Components | 0.1%
Aptiv PLC	211,364	18,477,441
BorgWarner, Inc.	171,553	6,292,564
Total Auto Components		24,770,005
Automobiles | 0.4%
Ford Motor Co.	3,212,405	29,425,630
General Motors Co.	1,035,345	38,804,731
Harley-Davidson, Inc.	128,117	4,608,368
Total Automobiles		72,838,729
Banks | 5.3%
Bank of America Corp.	6,889,343	200,962,135
BB&T Corp.	627,874	33,509,635
Citigroup, Inc.	1,856,539	128,249,714
Citizens Financial Group, Inc.	362,856	12,834,217
Comerica, Inc.	129,051	8,516,075
Fifth Third Bancorp	596,094	16,321,054
First Republic Bank (b)	135,767	13,128,669
Huntington Bancshares, Inc.	848,449	12,107,367
JPMorgan Chase & Co.	2,627,865	309,273,432
KeyCorp	828,871	14,787,059
Common Stocks | 97.6% of net assets (Continued)
	Shares	Value
Banks | 5.3% (Continued)
M&T Bank Corp.	111,998	$17,692,324
People's United Financial, Inc.	323,296	5,054,733
PNC Financial Services Group, Inc.	365,543	51,234,507
Regions Financial Corp.	833,745	13,189,846
SunTrust Banks, Inc.	363,538	25,011,414
SVB Financial Group (a)	42,320	8,842,764
U.S. Bancorp	1,178,455	65,215,700
Wells Fargo & Co.	3,297,082	166,304,816
Zions Bancorp. NA	150,600	6,704,712
Total Banks		1,108,940,173
Beverages | 1.9%
Brown-Forman Corp., Class B	149,858	9,408,085
Coca-Cola Co.	3,169,779	172,562,769
Constellation Brands, Inc., Class A	137,072	28,412,284
Molson Coors Brewing Co., Class B	153,940	8,851,550
Monster Beverage Corp. (a)(b)	320,917	18,632,441
PepsiCo, Inc.	1,149,164	157,550,385
Total Beverages		395,417,514
Biotechnology | 2.1%
AbbVie, Inc.	1,211,884	91,763,856
Alexion Pharmaceuticals, Inc. (a)	183,821	18,003,429
Amgen, Inc.	493,925	95,579,427
Biogen, Inc. (a)	151,831	35,349,293
Celgene Corp. (a)	584,388	58,029,728
Gilead Sciences, Inc.	1,042,375	66,065,728
Incyte Corp. (a)	145,905	10,830,528
Regeneron Pharmaceuticals, Inc. (a)(b)	66,603	18,475,672
Vertex Pharmaceuticals, Inc. (a)	209,959	35,571,254
Total Biotechnology		429,668,915
Building Products | 0.3%
Allegion PLC	77,298	8,011,938
AO Smith Corp.	116,550	5,560,601
Fortune Brands Home & Security, Inc.	114,669	6,272,394
Johnson Controls International PLC	652,353	28,631,773
Masco Corp.	243,172	10,135,409
Total Building Products		58,612,115
Capital Markets | 2.6%
Affiliated Managers Group, Inc.	41,062	3,422,518
Ameriprise Financial, Inc.	109,770	16,147,167
Bank of New York Mellon Corp.	704,181	31,836,023
BlackRock, Inc. (c)	96,113	42,831,797
Cboe Global Markets, Inc.	91,576	10,522,998
Charles Schwab Corp.	956,403	40,006,338

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2019  |  (Unaudited)  |
(Continued)
Common Stocks | 97.6% of net assets (Continued)
	Shares	Value
Capital Markets | 2.6% (Continued)
CME Group, Inc.	293,453	$62,018,357
E*Trade Financial Corp.	202,442	8,844,691
Franklin Resources, Inc.	241,326	6,964,668
Goldman Sachs Group, Inc.	265,849	55,091,888
Intercontinental Exchange, Inc.	462,236	42,650,516
Invesco Ltd.	327,515	5,548,104
MarketAxess Holdings, Inc.	30,887	10,115,493
Moody's Corp.	135,222	27,697,522
Morgan Stanley	1,029,629	43,934,269
MSCI, Inc.	69,417	15,115,552
Nasdaq, Inc.	95,087	9,446,893
Northern Trust Corp.	179,042	16,708,199
Raymond James Financial, Inc.	102,701	8,468,725
S&P Global, Inc.	201,433	49,347,056
State Street Corp.	304,540	18,025,723
T. Rowe Price Group, Inc.	193,854	22,147,820
Total Capital Markets		546,892,317
Chemicals | 1.9%
Air Products & Chemicals, Inc.	180,457	40,036,190
Albemarle Corp.	87,068	6,052,967
Celanese Corp.	103,779	12,691,134
CF Industries Holdings, Inc.	183,499	9,028,151
Corteva, Inc. (a)	615,743	17,240,804
Dow Inc.	613,859	29,250,381
DuPont de Nemours, Inc.	613,836	43,772,645
Eastman Chemical Co.	111,653	8,243,341
Ecolab, Inc.	204,778	40,554,235
FMC Corp.	106,998	9,381,585
International Flavors & Fragrances, Inc.	88,122	10,811,688
Linde PLC	444,940	86,193,777
LyondellBasell Industries NV, Class A	213,603	19,111,060
Mosaic Co.	290,955	5,964,578
PPG Industries, Inc.	193,548	22,937,373
Sherwin-Williams Co.	67,741	37,248,744
Total Chemicals		398,518,653
Commercial Services & Supplies | 0.4%
Cintas Corp.	69,030	18,506,943
Copart, Inc. (a)	163,712	13,150,985
Republic Services, Inc.	176,629	15,287,240
Rollins, Inc.	120,824	4,116,474
Waste Management, Inc.	320,288	36,833,120
Total Commercial Services & Supplies		87,894,762
Communications Equipment | 1.1%
Arista Networks, Inc. (a)(b)	45,858	10,956,393
Cisco Systems, Inc.	3,494,621	172,669,224
F5 Networks, Inc. (a)	48,294	6,781,443
Juniper Networks, Inc.	282,265	6,986,059
Common Stocks | 97.6% of net assets (Continued)
	Shares	Value
Communications Equipment | 1.1% (Continued)
Motorola Solutions, Inc.	135,278	$23,052,724
Total Communications Equipment		220,445,843
Construction & Engineering | 0.1%
Jacobs Engineering Group, Inc.	110,498	10,110,567
Quanta Services, Inc.	116,201	4,392,398
Total Construction & Engineering		14,502,965
Construction Materials | 0.1%
Martin Marietta Materials, Inc.	51,218	14,038,854
Vulcan Materials Co.	108,284	16,376,872
Total Construction Materials		30,415,726
Consumer Finance | 0.7%
American Express Co.	560,249	66,266,252
Capital One Financial Corp.	384,959	35,023,570
Discover Financial Services	265,381	21,519,745
Synchrony Financial	501,289	17,088,942
Total Consumer Finance		139,898,509
Containers & Packaging | 0.4%
Amcor PLC	1,330,675	12,974,081
Avery Dennison Corp.	67,946	7,716,627
Ball Corp.	272,557	19,844,875
International Paper Co.	326,605	13,658,621
Packaging Corp. of America	77,463	8,218,825
Sealed Air Corp.	128,174	5,320,503
WestRock Co.	210,715	7,680,562
Total Containers & Packaging		75,414,094
Distributors | 0.1%
Genuine Parts Co.	119,738	11,924,707
LKQ Corp. (a)	257,401	8,095,262
Total Distributors		20,019,969
Diversified Consumer Services | 0.0%
H&R Block, Inc.	162,767	3,844,557
Total Diversified Consumer Services		3,844,557
Diversified Financial Services | 1.6%
Berkshire Hathaway, Inc., Class B (a)	1,612,104	335,349,874
Total Diversified Financial Services		335,349,874
Diversified Telecommunication Services | 2.1%
AT&T, Inc.	6,013,549	227,552,694
CenturyLink, Inc.	783,101	9,773,100

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2019  |  (Unaudited)  |
(Continued)
Common Stocks | 97.6% of net assets (Continued)
	Shares	Value
Diversified Telecommunication Services | 2.1% (Continued)
Verizon Communications, Inc.	3,404,208	$205,477,995
Total Diversified Telecommunication Services		442,803,789
Electric Utilities | 2.1%
Alliant Energy Corp.	193,709	10,446,726
American Electric Power Co., Inc.	404,501	37,897,699
Duke Energy Corp.	596,827	57,211,836
Edison International	298,585	22,519,281
Entergy Corp.	165,874	19,466,972
Evergy, Inc.	200,103	13,318,856
Eversource Energy	263,227	22,498,012
Exelon Corp.	795,954	38,452,538
FirstEnergy Corp.	447,092	21,563,247
NextEra Energy, Inc.	402,395	93,754,011
Pinnacle West Capital Corp.	92,041	8,934,420
PPL Corp.	590,949	18,608,984
Southern Co.	864,197	53,381,449
Xcel Energy, Inc.	433,988	28,161,481
Total Electric Utilities		446,215,512
Electrical Equipment | 0.5%
AMETEK, Inc.	186,776	17,149,772
Eaton Corp. PLC	346,842	28,839,912
Emerson Electric Co.	502,231	33,579,165
Rockwell Automation, Inc.	96,409	15,888,203
Total Electrical Equipment		95,457,052
Electronic Equipment, Instruments & Components | 0.5%
Amphenol Corp., Class A	244,890	23,631,885
CDW Corp.	114,552	14,117,388
Corning, Inc.	643,313	18,347,287
FLIR Systems, Inc.	109,710	5,769,649
IPG Photonics Corp. (a)	28,468	3,860,261
Keysight Technologies, Inc. (a)	154,256	15,001,396
TE Connectivity Ltd.	276,526	25,766,693
Total Electronic Equipment, Instruments & Components		106,494,559
Energy Equipment & Services | 0.4%
Baker Hughes a GE Co.	531,295	12,326,044
Halliburton Co.	716,456	13,505,196
Helmerich & Payne, Inc.	90,592	3,630,021
National Oilwell Varco, Inc. (b)	316,363	6,706,896
Schlumberger Ltd.	1,135,474	38,799,146
TechnipFMC PLC	339,977	8,207,045
Total Energy Equipment & Services		83,174,348
Entertainment | 0.8%
Activision Blizzard, Inc.	627,945	33,230,849
Electronic Arts Inc. (a)	243,981	23,866,222
Common Stocks | 97.6% of net assets (Continued)
	Shares	Value
Entertainment | 0.8% (Continued)
Netflix, Inc. (a)(b)	360,478	$96,471,122
Take-Two Interactive Software, Inc. (a)(b)	92,258	11,563,618
Viacom, Inc., Class B	289,905	6,966,417
Total Entertainment		172,098,228
Equity Real Estate Investment Trusts (REITs) | 3.1%
Alexandria Real Estate Equities, Inc.	92,658	14,273,038
American Tower Corp.	365,136	80,742,524
Apartment Investment & Management Co., Class A	124,251	6,478,447
AvalonBay Communities, Inc.	114,278	24,607,482
Boston Properties, Inc.	121,980	15,815,927
Crown Castle International Corp.	340,810	47,375,998
Digital Realty Trust, Inc.	171,140	22,215,683
Duke Realty Corp.	294,646	10,009,125
Equinix, Inc.	70,019	40,386,959
Equity Residential	296,525	25,578,247
Essex Property Trust, Inc.	53,872	17,597,289
Extra Space Storage, Inc.	104,482	12,205,587
Federal Realty Investment Trust	61,405	8,359,677
HCP, Inc.	394,067	14,040,607
Host Hotels & Resorts, Inc.	607,358	10,501,220
Iron Mountain, Inc.	235,175	7,617,318
Kimco Realty Corp.	345,973	7,223,916
Macerich Co.	84,574	2,671,693
Mid-America Apartment Communities, Inc.	93,450	12,149,435
Prologis, Inc.	517,102	44,067,433
Public Storage	123,122	30,198,133
Realty Income Corp.	258,076	19,789,268
Regency Centers Corp.	135,215	9,396,090
SBA Communications Corp.	92,839	22,388,125
Simon Property Group, Inc.	253,296	39,425,522
SL Green Realty Corp.	67,577	5,524,420
UDR, Inc.	231,005	11,199,122
Ventas, Inc.	302,831	22,115,748
Vornado Realty Trust	142,305	9,060,559
Welltower, Inc.	331,956	30,091,811
Weyerhaeuser Co.	611,599	16,941,292
Total Equity Real Estate Investment Trusts (REITs)		640,047,695
Food & Staples Retailing | 1.6%
Costco Wholesale Corp.	360,523	103,870,281
Kroger Co.	661,289	17,048,030
Sysco Corp.	421,052	33,431,529
Walgreens Boots Alliance, Inc.	625,434	34,592,755
Walmart, Inc.	1,169,192	138,759,707
Total Food & Staples Retailing		327,702,302

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2019  |  (Unaudited)  |
(Continued)
Common Stocks | 97.6% of net assets (Continued)
	Shares	Value
Food Products | 1.2%
Archer-Daniels-Midland Co.	458,597	$18,834,579
Campbell Soup Co.	143,388	6,727,765
Conagra Brands, Inc.	398,336	12,220,948
General Mills, Inc.	490,867	27,056,589
Hershey Co.	124,137	19,239,994
Hormel Foods Corp.	223,190	9,760,099
J.M. Smucker Co.	93,246	10,258,925
Kellogg Co.	203,763	13,112,149
Kraft Heinz Co.	504,334	14,088,570
Lamb Weston Holdings, Inc.	121,446	8,831,553
McCormick & Co., Inc.	100,395	15,691,738
Mondelez International, Inc., Class A	1,180,818	65,322,852
Tyson Foods, Inc., Class A	241,670	20,817,454
Total Food Products		241,963,215
Gas Utilities | 0.1%
Atmos Energy Corp.	95,910	10,923,190
Total Gas Utilities		10,923,190
Health Care Equipment & Supplies | 3.5%
Abbott Laboratories	1,457,224	121,925,932
ABIOMED, Inc. (a)(b)	36,992	6,580,507
Align Technology, Inc. (a)(b)	59,683	10,797,848
Baxter International, Inc.	419,743	36,714,920
Becton, Dickinson & Co.	221,117	55,933,756
Boston Scientific Corp. (a)	1,140,008	46,386,926
Cooper Cos., Inc. (b)	40,568	12,048,696
Danaher Corp.	525,621	75,915,441
DENTSPLY SIRONA, Inc.	191,806	10,225,178
Edwards Lifesciences Corp. (a)	170,922	37,587,457
Hologic, Inc. (a)	219,738	11,094,572
IDEXX Laboratories, Inc. (a)	70,505	19,172,425
Intuitive Surgical, Inc. (a)	94,641	51,099,515
Medtronic PLC	1,104,684	119,990,776
ResMed, Inc.	117,913	15,931,226
Stryker Corp.	264,258	57,159,005
Teleflex, Inc.	37,401	12,706,990
Varian Medical Systems, Inc. (a)(b)	74,554	8,878,636
Zimmer Biomet Holdings, Inc.	167,668	23,015,786
Total Health Care Equipment & Supplies		733,165,592
Health Care Providers & Services | 2.4%
AmerisourceBergen Corp.	127,499	10,496,993
Anthem, Inc.	210,840	50,622,684
Cardinal Health, Inc.	244,339	11,530,357
Centene Corp. (a)	338,864	14,659,257
Cigna Corp.	311,066	47,216,708
CVS Health Corp.	1,064,949	67,166,334
DaVita, Inc. (a)(b)	81,716	4,663,532
HCA Healthcare, Inc.	218,877	26,357,168
Henry Schein, Inc. (a)(b)	121,008	7,684,008
Common Stocks | 97.6% of net assets (Continued)
	Shares	Value
Health Care Providers & Services | 2.4% (Continued)
Humana, Inc.	110,948	$28,366,075
Laboratory Corp. of America Holdings (a)	80,802	13,574,736
McKesson Corp.	152,756	20,875,635
Quest Diagnostics, Inc.	110,442	11,820,607
UnitedHealth Group, Inc.	779,057	169,304,667
Universal Health Services, Inc., Class B	67,589	10,053,864
WellCare Health Plans, Inc. (a)	41,244	10,689,208
Total Health Care Providers & Services		505,081,833
Health Care Technology | 0.1%
Cerner Corp.	266,769	18,185,643
Total Health Care Technology		18,185,643
Hotels, Restaurants & Leisure | 1.9%
Carnival Corp.	328,239	14,347,327
Chipotle Mexican Grill, Inc. (a)	20,942	17,601,123
Darden Restaurants, Inc.	100,811	11,917,876
Hilton Worldwide Holdings, Inc. (b)	239,226	22,274,333
Marriott International, Inc., Class A	226,567	28,178,138
McDonald's Corp.	625,936	134,394,718
MGM Resorts International	417,840	11,582,525
Norwegian Cruise Line Holdings Ltd. (a)	177,936	9,211,747
Royal Caribbean Cruises Ltd.	140,499	15,220,257
Starbucks Corp.	984,942	87,088,571
Wynn Resorts Ltd.	80,004	8,698,035
Yum! Brands, Inc.	250,827	28,451,306
Total Hotels, Restaurants & Leisure		388,965,956
Household Durables | 0.4%
D.R. Horton, Inc.	278,385	14,673,673
Garmin Ltd.	118,189	10,009,427
Leggett & Platt, Inc.	104,824	4,291,495
Lennar Corp., Class A (b)	233,087	13,017,909
Mohawk Industries, Inc. (a)(b)	50,377	6,250,274
Newell Brands, Inc.	319,095	5,973,458
NVR, Inc. (a)	2,825	10,501,514
PulteGroup, Inc. (b)	210,636	7,698,746
Whirlpool Corp.	51,923	8,222,526
Total Household Durables		80,639,022
Household Products | 1.8%
Church & Dwight Co., Inc.	203,326	15,298,248
Clorox Co.	104,561	15,879,679
Colgate-Palmolive Co.	703,780	51,734,868
Kimberly-Clark Corp.	281,831	40,034,093

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2019  |  (Unaudited)  |
(Continued)
Common Stocks | 97.6% of net assets (Continued)
	Shares	Value
Household Products | 1.8% (Continued)
Procter & Gamble Co.	2,056,239	$255,755,007
Total Household Products		378,701,895
Independent Power and Renewable Electricity Producers | 0.1%
AES Corp.	544,100	8,890,594
NRG Energy, Inc. (b)	203,237	8,048,185
Total Independent Power and Renewable Electricity Producers		16,938,779
Industrial Conglomerates | 1.3%
3M Co.	472,534	77,684,590
General Electric Co. (b)	7,149,007	63,912,122
Honeywell International, Inc.	592,880	100,315,296
Roper Technologies, Inc.	85,227	30,391,948
Total Industrial Conglomerates		272,303,956
Insurance | 2.4%
Aflac, Inc.	611,109	31,973,223
Allstate Corp.	273,069	29,677,139
American International Group, Inc.	711,080	39,607,156
Aon PLC	194,008	37,554,128
Arthur J Gallagher & Co.	152,665	13,674,204
Assurant, Inc.	50,395	6,340,699
Chubb Ltd.	375,346	60,595,858
Cincinnati Financial Corp.	124,366	14,509,781
Everest Re Group Ltd.	33,888	9,017,258
Globe Life, Inc.	82,916	7,940,036
Hartford Financial Services Group, Inc.	296,680	17,981,775
Lincoln National Corp.	165,874	10,005,520
Loews Corp. (b)	219,232	11,286,063
Marsh & McLennan Cos., Inc.	419,182	41,939,159
MetLife, Inc.	652,089	30,752,517
Principal Financial Group, Inc.	213,283	12,186,991
Progressive Corp.	478,731	36,981,970
Prudential Financial, Inc.	332,962	29,949,932
Travelers Cos., Inc.	214,703	31,924,189
Unum Group	173,973	5,170,478
Willis Towers Watson PLC	105,943	20,443,821
Total Insurance		499,511,897
Interactive Media & Services | 4.7%
Alphabet, Inc., Class C (a)	249,071	303,617,549
Alphabet, Inc., Class A (a)	245,967	300,360,142
Facebook, Inc., Class A (a)	1,978,857	352,394,855
Twitter, Inc. (a)	635,754	26,193,065
Total Interactive Media & Services		982,565,611
Internet & Direct Marketing Retail | 3.4%
Amazon.com, Inc. (a)	341,897	593,502,421
Common Stocks | 97.6% of net assets (Continued)
	Shares	Value
Internet & Direct Marketing Retail | 3.4% (Continued)
Booking Holdings, Inc. (a)(b)	34,996	$68,683,500
eBay, Inc.	650,101	25,340,937
Expedia Group, Inc.	113,481	15,252,981
TripAdvisor, Inc. (a)	84,852	3,282,075
Total Internet & Direct Marketing Retail		706,061,914
IT Services | 5.4%
Accenture PLC, Class A	522,873	100,574,622
Akamai Technologies, Inc. (a)(b)	134,521	12,292,529
Alliance Data Systems Corp.	32,684	4,187,801
Automatic Data Processing, Inc.	356,784	57,592,073
Broadridge Financial Solutions, Inc.	95,207	11,846,607
Cognizant Technology Solutions Corp., Class A	454,907	27,414,970
DXC Technology Co.	220,706	6,510,827
Fidelity National Information Services, Inc.	506,191	67,201,917
Fiserv, Inc. (a)	466,800	48,355,812
FleetCor Technologies, Inc. (a)	70,658	20,263,301
Gartner, Inc. (a)(b)	73,853	10,560,241
Global Payments, Inc.	246,494	39,192,546
International Business Machines Corp.	726,838	105,696,782
Jack Henry & Associates, Inc. (b)	63,289	9,238,295
Leidos Holdings Inc.	111,087	9,540,152
Mastercard, Inc., Class A	736,785	200,088,702
Paychex, Inc.	262,944	21,763,875
PayPal Holdings, Inc. (a)(b)	968,892	100,367,522
VeriSign, Inc. (a)	85,978	16,218,030
Visa Inc., Class A	1,422,073	244,610,777
Western Union Co.	346,907	8,037,835
Total IT Services		1,121,555,216
Leisure Products | 0.1%
Hasbro, Inc.	94,917	11,265,699
Total Leisure Products		11,265,699
Life Sciences Tools & Services | 1.0%
Agilent Technologies, Inc.	252,755	19,368,616
Illumina, Inc. (a)	120,505	36,660,031
IQVIA Holdings, Inc. (a)	149,798	22,376,825
Mettler-Toledo International, Inc. (a)	20,333	14,322,565
PerkinElmer, Inc. (b)	90,927	7,744,253
Thermo Fisher Scientific, Inc.	329,992	96,116,770
Waters Corp. (a)(b)	54,262	12,112,906
Total Life Sciences Tools & Services		208,701,966
Machinery | 1.5%
Caterpillar, Inc.	463,583	58,555,169

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2019  |  (Unaudited)  |
(Continued)
Common Stocks | 97.6% of net assets (Continued)
	Shares	Value
Machinery | 1.5% (Continued)
Cummins, Inc.	128,800	$20,951,896
Deere & Co.	259,945	43,847,523
Dover Corp.	119,136	11,861,180
Flowserve Corp.	107,502	5,021,418
Fortive Corp.	241,738	16,573,557
IDEX Corp.	62,012	10,162,527
Illinois Tool Works, Inc.	242,682	37,977,306
Ingersoll-Rand PLC	197,798	24,370,692
PACCAR Inc.	284,002	19,882,980
Parker-Hannifin Corp.	106,186	19,178,253
Pentair PLC	129,638	4,900,316
Snap-on, Inc.	45,592	7,136,972
Stanley Black & Decker, Inc.	124,221	17,938,755
Wabtec Corp.	154,199	11,080,740
Xylem, Inc.	147,503	11,744,189
Total Machinery		321,183,473
Media | 2.3%
CBS Corp., Class B	271,176	10,947,375
Charter Communications, Inc., Class A (a)	133,254	54,916,638
Comcast Corp., Class A	3,729,863	168,142,224
Discovery, Inc., Class A (a)(b)	127,330	3,390,798
Discovery, Inc., Class C (a)	295,569	7,276,909
DISH Network Corp., Class A (a)	189,146	6,444,204
Fox Corp., Class A	290,484	9,160,413
Fox Corp., Class B (a)	133,124	4,198,731
Interpublic Group of Cos., Inc.	317,281	6,840,578
News Corp., Class A	316,045	4,399,346
News Corp., Class B	95,128	1,359,855
Omnicom Group, Inc.	180,486	14,132,054
Walt Disney Co.	1,481,668	193,090,974
Total Media		484,300,099
Metals & Mining | 0.2%
Freeport-McMoRan, Inc.	1,197,969	11,464,563
Newmont Mining Corp.	671,906	25,478,675
Nucor Corp.	251,026	12,779,734
Total Metals & Mining		49,722,972
Multi-Utilities | 1.1%
Ameren Corp.	201,176	16,104,139
CenterPoint Energy, Inc.	411,664	12,424,020
CMS Energy Corp.	234,825	15,017,059
Consolidated Edison, Inc.	274,914	25,971,126
Dominion Energy, Inc.	678,937	55,021,054
DTE Energy Co.	150,191	19,969,395
NiSource, Inc.	305,857	9,151,241
Public Service Enterprise Group, Inc.	411,377	25,538,284
Sempra Energy	224,933	33,202,360
WEC Energy Group, Inc.	258,937	24,624,909
Total Multi-Utilities		237,023,587
Common Stocks | 97.6% of net assets (Continued)
	Shares	Value
Multiline Retail | 0.6%
Dollar General Corp.	211,870	$33,674,618
Dollar Tree, Inc. (a)	195,034	22,265,081
Kohl's Corp.	132,816	6,595,643
Macy's, Inc.	253,674	3,942,094
Nordstrom, Inc.	88,174	2,968,819
Target Corp.	421,683	45,082,129
Total Multiline Retail		114,528,384
Oil, Gas & Consumable Fuels | 4.0%
Apache Corp.	308,588	7,899,853
Cabot Oil & Gas Corp.	349,750	6,145,107
Chevron Corp.	1,561,579	185,203,269
Cimarex Energy Co.	82,191	3,940,237
Concho Resources Inc. (b)	164,440	11,165,476
ConocoPhillips	916,179	52,203,879
Devon Energy Corp.	340,366	8,189,206
Diamondback Energy, Inc.	134,446	12,088,040
EOG Resources, Inc.	475,730	35,308,681
Exxon Mobil Corp.	3,483,741	245,986,952
Hess Corp.	209,360	12,662,093
HollyFrontier Corp.	129,331	6,937,315
Kinder Morgan, Inc.	1,595,933	32,892,179
Marathon Oil Corp.	662,202	8,125,219
Marathon Petroleum Corp.	545,527	33,140,765
Noble Energy, Inc.	392,315	8,811,395
Occidental Petroleum Corp.	733,969	32,639,601
ONEOK, Inc.	337,239	24,851,142
Phillips 66	368,800	37,765,120
Pioneer Natural Resources Co.	138,068	17,364,812
Valero Energy Corp.	342,347	29,181,658
Williams Cos., Inc.	993,366	23,900,386
Total Oil, Gas & Consumable Fuels		836,402,385
Personal Products | 0.2%
Coty, Inc., Class A	246,388	2,589,538
Estee Lauder Cos., Inc., Class A	182,967	36,401,285
Total Personal Products		38,990,823
Pharmaceuticals | 4.2%
Allergan PLC	269,923	45,425,342
Bristol-Myers Squibb Co.	1,340,909	67,997,495
Eli Lilly & Co.	699,979	78,278,652
Johnson & Johnson	2,171,738	280,979,463
Merck & Co., Inc.	2,110,601	177,670,392
Mylan NV (a)	428,272	8,471,220
Nektar Therapeutics (a)(b)	143,154	2,607,550
Perrigo Co. PLC	111,617	6,238,274
Pfizer, Inc.	4,551,171	163,523,574
Zoetis, Inc.	392,385	48,887,247
Total Pharmaceuticals		880,079,209

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2019  |  (Unaudited)  |
(Continued)
Common Stocks | 97.6% of net assets (Continued)
	Shares	Value
Professional Services | 0.3%
Equifax, Inc.	99,047	$13,932,941
IHS Markit Ltd. (a)	326,454	21,833,244
Nielsen Holdings PLC	291,421	6,192,696
Robert Half International, Inc.	95,017	5,288,646
Verisk Analytics, Inc.	134,168	21,217,328
Total Professional Services		68,464,855
Real Estate Management & Development | 0.1%
CBRE Group, Inc., Class A (a)	275,088	14,582,415
Total Real Estate Management & Development		14,582,415
Road & Rail | 0.9%
CSX Corp.	655,420	45,400,943
J.B. Hunt Transport Services, Inc.	71,325	7,892,111
Kansas City Southern (b)	82,458	10,967,739
Norfolk Southern Corp.	218,030	39,171,270
Union Pacific Corp.	580,260	93,990,515
Total Road & Rail		197,422,578
Semiconductors & Semiconductor Equipment | 3.8%
Advanced Micro Devices, Inc. (a)	893,027	25,888,853
Analog Devices, Inc.	303,117	33,867,262
Applied Materials, Inc.	756,911	37,769,859
Broadcom, Inc.	327,470	90,404,643
Intel Corp.	3,644,042	187,777,484
KLA-Tencor Corp.	133,643	21,309,376
Lam Research Corp.	119,046	27,512,721
Maxim Integrated Products, Inc.	221,402	12,821,390
Microchip Technology, Inc.	195,044	18,121,538
Micron Technology, Inc. (a)(b)	907,222	38,874,463
NVIDIA Corp.	499,236	86,902,011
Qorvo, Inc. (a)(b)	99,482	7,375,595
QUALCOMM, Inc.	996,587	76,019,656
Skyworks Solutions, Inc.	141,213	11,191,130
Texas Instruments, Inc.	769,108	99,399,518
Xilinx, Inc.	208,155	19,962,065
Total Semiconductors & Semiconductor Equipment		795,197,564
Software | 6.5%
Adobe, Inc. (a)	400,005	110,501,381
ANSYS, Inc. (a)(b)	68,801	15,229,789
Autodesk, Inc. (a)	180,037	26,591,465
Cadence Design Systems, Inc. (a)	230,378	15,223,378
Citrix Systems, Inc.	102,013	9,846,295
Fortinet, Inc. (a)	118,986	9,133,365
Intuit, Inc.	214,809	57,126,306
Microsoft Corp.	6,281,705	873,345,446
Oracle Corp.	1,813,618	99,803,399
salesforce.com, Inc. (a)	721,169	107,050,326
Symantec Corp.	469,256	11,088,519
Common Stocks | 97.6% of net assets (Continued)
	Shares	Value
Software | 6.5% (Continued)
Synopsys, Inc. (a)	122,882	$16,865,555
Total Software		1,351,805,224
Specialty Retail | 2.3%
Advance Auto Parts, Inc.	59,306	9,809,212
AutoZone, Inc. (a)	20,211	21,921,255
Best Buy Co., Inc.	190,454	13,139,421
CarMax, Inc. (a)(b)	136,238	11,988,944
Gap, Inc.	168,153	2,919,136
Home Depot, Inc.	901,975	209,276,240
L Brands, Inc.	188,267	3,688,151
Lowe's Cos., Inc.	634,808	69,803,488
O'Reilly Automotive, Inc. (a)(b)	62,598	24,945,929
Ross Stores, Inc.	300,143	32,970,709
Tiffany & Co.	88,586	8,205,721
TJX Cos., Inc.	994,102	55,411,245
Tractor Supply Co.	99,135	8,965,769
Ulta Salon Cosmetics & Fragrance, Inc. (a)	48,341	12,116,672
Total Specialty Retail		485,161,892
Technology Hardware, Storage & Peripherals | 4.1%
Apple, Inc.	3,494,108	782,575,369
Hewlett Packard Enterprise Co.	1,097,787	16,653,429
HP, Inc.	1,208,027	22,855,871
NetApp, Inc.	200,968	10,552,829
Seagate Technology PLC	194,971	10,487,490
Western Digital Corp.	240,189	14,324,872
Xerox Holdings Corp. (a)	160,203	4,791,672
Total Technology Hardware, Storage & Peripherals		862,241,532
Textiles, Apparel & Luxury Goods | 0.7%
Capri Holdings Ltd. (a)(b)	123,734	4,103,019
Hanesbrands, Inc.	298,071	4,566,448
NIKE, Inc., Class B	1,030,218	96,758,075
PVH Corp. (a)	60,782	5,362,796
Ralph Lauren Corp.	42,619	4,068,836
Tapestry, Inc.	237,843	6,195,810
Under Armour, Inc., Class A (a)(b)	154,128	3,073,312
Under Armour, Inc., Class C (a)(b)	157,544	2,856,273
VF Corp.	266,972	23,757,838
Total Textiles, Apparel & Luxury Goods		150,742,407
Tobacco | 0.8%
Altria Group, Inc.	1,533,713	62,728,862
Philip Morris International, Inc.	1,275,392	96,840,514
Total Tobacco		159,569,376

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2019  |  (Unaudited)  |
(Continued)
Common Stocks | 97.6% of net assets (Continued)
	Shares	Value
Trading Companies & Distributors | 0.2%
Fastenal Co.	469,165	$15,327,621
United Rentals, Inc. (a)	64,479	8,036,663
W.W. Grainger, Inc.	36,250	10,771,687
Total Trading Companies & Distributors		34,135,971
Water Utilities | 0.1%
American Water Works Co., Inc.	148,954	18,504,555
Total Water Utilities		18,504,555
Wireless Telecommunication Services | 0.1%
T-Mobile US, Inc. (a)	259,209	20,417,893
Total Wireless Telecommunication Services		20,417,893
Total Common Stocks
(Cost $12,308,558,478)		20,323,236,036

Investment Companies | 0.1% of net assets

iShares Core S&P 500 ETF (c)	33,925	$10,127,291
Total Investment Companies
(Cost $10,262,245)		10,127,291
Total Long-Term Investments
(Cost $12,318,820,723)		20,333,363,327

Short-Term Securities | 2.6% of net assets
	Shares	Value
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.52% (c)(d)(e)	111,407,922	$111,463,626
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.34% (c)(d)	425,700,468	425,700,468
Total Short-Term Securities
(Cost $537,142,061)		537,164,094
Total Investments
(Cost $12,855,962,784) | 100.3%		20,870,527,421
Liabilities in Excess of Other Assets | (0.3)%		(53,267,128)
Net Assets | 100.0%		$20,817,260,293

(a)	Non-income producing.
(b)	Security, or a portion of security, is on loan.
(c)	During the period ended September 30, 2019, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares Held at December 31, 2018	Shares Purchased	Shares Sold	Shares Held at September 30, 2019	Value at September 30, 2019	Income	Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares[2]	118,748,723	—	(7,340,801)	111,407,922	111,463,626	$415,957[3]	$25,338	$19,197
BlackRock Cash Funds: Treasury, SL Agency Shares[2]	479,801,017	—	(54,100,549)	425,700,468	425,700,468	3,504,783	—	—
BlackRock, Inc.	98,827	—	(2,714)	96,113	42,831,797	965,389	(361,626)	5,523,691
iShares Core S&P 500 ETF	—	33,925	—	33,925	10,127,291	50,301	—	(134,954)
Total					$590,123,182	$4,936,430	$(336,288)	$5,407,934
[1]	Includes net capital gain distributions, if applicable.
[2]	Represents net shares sold.
[3]	Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.
(d)	7-day yield at September 30, 2019.

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2019  |  (Unaudited)  |
(Continued)
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End - Futures Contracts
Contracts Long	Issue	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
2,808	S&P 500 E-Mini Index	December 2019	$418,181	$(3,616,037)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access
•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.
The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$20,333,363,327	$—	$—	$20,333,363,327
Short-Term Securities: Money Market Funds	537,164,094	—	—	537,164,094
	$20,870,527,421	$—	$—	$20,870,527,421
Derivative Financial Instruments(b)
Assets:
Equity contracts	$(3,616,037)	$—	$—	$(3,616,037)
(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
During the period ended September 30, 2019, there were no transfers between levels

Portfolio of Investments
Value Fund  |  September 30, 2019  |  (Unaudited)

Common Stocks | 98.8% of portfolio
	Shares	Value
Communication Services | 6.0%
Diversified Telecommunication Services
Verizon Communications, Inc.	234,000	$14,124,240
Interactive Media & Services
Alphabet, Inc., Class C (a)	34,000	41,446,000
Total Communication Services		55,570,240
Consumer Discretionary | 3.3%
Distributors
Genuine Parts Co.	240,400	23,941,436
Hotels, Restaurants & Leisure
Las Vegas Sands Corp.	114,532	6,615,368
Total Consumer Discretionary		30,556,804
Consumer Staples | 0.7%
Beverages
Anheuser-Busch InBev SA ADR	73,082	6,953,752
Total Consumer Staples		6,953,752
Energy | 8.7%
Energy Equipment & Services
Halliburton Co.	150,158	2,830,478
Helmerich & Payne, Inc.	110,000	4,407,700
Oil, Gas & Consumable Fuels
Chevron Corp.	257,125	30,495,025
ConocoPhillips	452,400	25,777,752
Royal Dutch Shell PLC ADR	289,204	17,323,320
Total Energy		80,834,275
Financials | 17.0%
Banks
Bank of America Corp.	750,200	21,883,334
Citigroup, Inc.	296,000	20,447,680
JPMorgan Chase & Co.	342,600	40,320,594
Wells Fargo & Co.	221,000	11,147,240
Capital Markets
Goldman Sachs Group, Inc.	52,190	10,815,334
Insurance
Allstate Corp.	369,000	40,102,920
Chubb Ltd.	85,469	13,798,115
Total Financials		158,515,217
Health Care | 21.0%
Health Care Equipment & Supplies
Abbott Laboratories	399,000	33,384,330
Boston Scientific Corp. (a)	354,195	14,412,195
Medtronic PLC	146,465	15,909,028
Health Care Providers & Services
Centene Corp. (a)	232,244	10,046,875
Cigna Corp.	90,111	13,677,949
Common Stocks | 98.8% of portfolio (Continued)
	Shares	Value
Health Care | 21.0% (Continued)
Life Sciences Tools & Services
Mettler-Toledo International, Inc. (a)	27,460	$19,342,824
Pharmaceuticals
Allergan PLC	80,129	13,484,910
Bristol-Myers Squibb Co.	272,930	13,840,280
Merck & Co., Inc.	385,100	32,417,718
Pfizer, Inc.	824,000	29,606,320
Total Health Care		196,122,429
Industrials | 13.3%
Airlines
Southwest Airlines Co.	367,800	19,864,878
Industrial Conglomerates
Honeywell International, Inc.	231,100	39,102,120
Machinery
Parker-Hannifin Corp.	246,400	44,502,304
Stanley Black & Decker, Inc.	64,572	9,324,842
Road & Rail
CSX Corp.	160,402	11,111,047
Total Industrials		123,905,191
Information Technology | 20.8%
Communications Equipment
Cisco Systems, Inc.	327,831	16,198,130
Electronic Equipment, Instruments & Components
TE Connectivity Ltd.	212,836	19,832,058
IT Services
Leidos Holdings Inc.	250,750	21,534,410
Visa Inc., Class A	252,000	43,346,520
Semiconductors & Semiconductor Equipment
NVIDIA Corp.	89,261	15,537,662
NXP Semiconductors NV	148,805	16,237,602
Software
Microsoft Corp.	343,800	47,798,514
Tyler Technologies, Inc. (a)	14,000	3,675,000
VMware, Inc., Class A	65,565	9,838,684
Total Information Technology		193,998,580
Materials | 8.0%
Chemicals
Dow Inc.	237,300	11,307,345
DuPont de Nemours, Inc.	316,636	22,579,313
Containers & Packaging
Amcor PLC	144,584	1,409,694
Avery Dennison Corp.	350,000	39,749,500
Total Materials		75,045,852
Total Common Stocks
(Cost $516,568,476)		921,502,340

Portfolio of Investments  |  Value Fund  |  September 30, 2019  |  (Unaudited)  |  (Continued)
Commercial Paper | 1.2% of portfolio
	Face Amount	Value
Dairy Farmers of America, 2.15%, 10/01/19 (b)	$11,000,000	$10,999,262
Total Commercial Paper
(Cost $11,000,000)		10,999,262

Money Market Fund | less than 0.1% of portfolio
	Shares
State Street Institutional U.S. Government Money Market Fund, 1.88% (c)	99,544	99,544
Total Money Market Fund
(Cost $99,544)		99,544
Total Investments in Securities
(Cost $527,668,020) | 100.0%		$932,601,146
(a)	Non-income producing.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $10,999,262 and represents 1.2% of total investments.
(c)	7-day yield at September 30, 2019.
ADR - American Depositary Deposit
SA - Sociedad Anonima or Societe Anonyme
PLC - Public Limited Company
NV - Naamloze Vennottschap
At September 30, 2019, the cost of investment securities for tax purposes was $527,668,020. Net unrealized appreciation of investment securities was $404,933,126 consisting of unrealized gains of $414,633,632 and unrealized losses of $9,700,507.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$921,502,340	$ —	$ —	$921,502,340
Commercial Paper	10,999,262	—	—	10,999,262
Money Market Fund	99,544	—	—	99,544
Total	$932,601,146	$ —	$ —	$932,601,146
During the period ended September 30, 2019, there were no transfers between levels

Portfolio of Investments
Growth Fund  |  September 30, 2019  |  (Unaudited)

Common Stocks | 99.2% of portfolio
	Shares	Value
Communication Services | 18.3%
Entertainment
Electronic Arts Inc. (a)	10,278	$1,005,394
Netflix, Inc. (a)	8,782	2,350,239
Spotify Technology SA (a)	10,526	1,199,964
Tencent Music Entertainment Group ADR (a)	84,578	1,080,061
Interactive Media & Services
Alphabet, Inc., Class C (a)	4,400	5,363,600
Alphabet, Inc., Class A (a)	8,947	10,925,540
Facebook, Inc., Class A (a)	66,825	11,900,196
IAC/InterActiveCorp (a)	8,355	1,821,139
Tencent Holdings Ltd. ADR	122,024	5,079,859
Total Communication Services		40,725,992
Consumer Discretionary | 20.0%
Auto Components
Aptiv PLC	39,306	3,436,131
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	22,841	2,126,725
Las Vegas Sands Corp.	22,408	1,294,286
McDonald's Corp.	5,669	1,217,191
Restaurant Brands International Inc.	25,647	1,824,528
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. ADR (a)	31,965	5,345,507
Amazon.com, Inc. (a)	10,370	18,001,386
Booking Holdings, Inc. (a)	1,316	2,582,795
Multiline Retail
Dollar General Corp.	23,659	3,760,362
Specialty Retail
Ross Stores, Inc.	24,057	2,642,661
Textiles, Apparel & Luxury Goods
NIKE, Inc., Class B	24,601	2,310,526
Total Consumer Discretionary		44,542,098
Consumer Staples | 0.4%
Tobacco
Philip Morris International, Inc.	12,163	923,536
Total Consumer Staples		923,536
Energy | 0.5%
Oil, Gas & Consumable Fuels
Concho Resources Inc.	15,616	1,060,326
Total Energy		1,060,326
Financials | 3.2%
Capital Markets
Charles Schwab Corp.	79,951	3,344,350
Intercontinental Exchange, Inc.	26,797	2,472,559
TD Ameritrade Holding Corp.	29,410	1,373,447
Total Financials		7,190,356
Common Stocks | 99.2% of portfolio (Continued)
	Shares	Value
Health Care | 14.8%
Biotechnology
Alexion Pharmaceuticals, Inc. (a)	9,093	$890,568
Vertex Pharmaceuticals, Inc. (a)	18,162	3,077,006
Health Care Equipment & Supplies
Becton, Dickinson & Co.	17,518	4,431,353
Intuitive Surgical, Inc. (a)	8,575	4,629,900
Stryker Corp.	25,493	5,514,136
Health Care Providers & Services
Anthem, Inc.	3,164	759,676
Centene Corp. (a)	21,639	936,103
Cigna Corp.	24,641	3,740,257
HCA Healthcare, Inc.	29,723	3,579,244
UnitedHealth Group, Inc.	10,465	2,274,254
WellCare Health Plans, Inc. (a)	4,220	1,093,698
Life Sciences Tools & Services
Avantor, Inc. (a)	86,400	1,270,080
Pharmaceuticals
Eli Lilly & Co.	6,737	753,399
Total Health Care		32,949,674
Industrials | 9.1%
Aerospace & Defense
Boeing Co.	33,224	12,640,735
Northrop Grumman Corp.	7,129	2,671,878
Industrial Conglomerates
Honeywell International, Inc.	7,068	1,195,906
Machinery
Fortive Corp.	12,932	886,618
PACCAR Inc.	16,997	1,189,960
Road & Rail
J.B. Hunt Transport Services, Inc.	11,000	1,217,150
Uber Technologies, Inc. (a)	13,481	410,766
Total Industrials		20,213,013
Information Technology | 30.8%
IT Services
Fidelity National Information Services, Inc.	11,031	1,464,476
Global Payments, Inc.	35,179	5,593,461
PayPal Holdings, Inc. (a)	30,306	3,139,398
Visa Inc., Class A	68,161	11,724,374
Semiconductors & Semiconductor Equipment
ASML Holding NV ADR	12,391	3,078,172
Marvell Technology Group Ltd.	80,949	2,021,297
Software
Atlassian Corp. PLC, Class A (a)	1,646	206,474
Intuit, Inc.	19,524	5,192,212
Microsoft Corp.	120,169	16,707,096
salesforce.com, Inc. (a)	26,202	3,889,425
ServiceNow, Inc. (a)	7,687	1,951,345
Slack Technologies, Inc., Class A (a)	15,031	356,686
Splunk Inc. (a)	22,400	2,640,064

Portfolio of Investments  |  Growth Fund  |  September 30, 2019  |  (Unaudited)  |  (Continued)
Common Stocks | 99.2% of portfolio (Continued)
	Shares	Value
Information Technology | 30.8% (Continued)
Temenos AG ADR	8,601	$1,442,517
VMware, Inc., Class A	19,494	2,925,270
Workday, Inc., Class A (a)	10,565	1,795,627
Zoom Video Communications, Inc. (a)	590	44,958
Technology Hardware, Storage & Peripherals
Apple, Inc.	18,893	4,231,465
Total Information Technology		68,404,317
Utilities | 2.1%
Electric Utilities
NextEra Energy, Inc.	13,000	3,028,870
Multi-Utilities
Sempra Energy	11,423	1,686,149
Total Utilities		4,715,019
Total Common Stocks
(Cost $154,279,199)		220,724,331

Money Market Fund | 0.8% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, 1.88% (b)	1,672,459	$1,672,459
Total Money Market Fund
(Cost $1,672,459)		1,672,459
Total Investments in Securities
(Cost $155,951,658) | 100.0%		$222,396,790

(a)	Non-income producing.
(b)	7-day yield at September 30, 2019.
SA - Sociedad Anonima or Societe Anonyme
ADR - American Depositary Deposit
PLC - Public Limited Company
NV - Naamloze Vennottschap
AG - Aktiengesellschaft
At September 30, 2019, the cost of investment securities for tax purposes was $156,275,443. Net unrealized appreciation of investment securities was $66,121,347 consisting of unrealized gains of $70,609,422 and unrealized losses of $4,488,075.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$220,724,331	$ —	$ —	$220,724,331
Money Market Fund	1,672,459	—	—	1,672,459
Total	$222,396,790	$ —	$ —	$222,396,790
During the period ended September 30, 2019, there were no transfers between levels

Portfolio of Investments
Small-Company Stock Fund  |  September 30, 2019  |  (Unaudited)

Common Stocks | 97.6% of portfolio
	Shares	Value
Consumer Discretionary | 11.3%
Distributors
Core-Mark Holding Company, Inc.	316,717	$10,171,366
Hotels, Restaurants & Leisure
BJ’s Restaurants, Inc.	155,647	6,045,330
Cracker Barrel Old Country Store, Inc.	73,488	11,952,823
Textiles, Apparel & Luxury Goods
Carter's, Inc.	29,229	2,665,977
G-III Apparel Group, Ltd. (a)	390,289	10,057,748
Total Consumer Discretionary		40,893,244
Consumer Staples | 0.9%
Food Products
TreeHouse Foods, Inc. (a)	57,131	3,167,914
Total Consumer Staples		3,167,914
Energy | 1.0%
Energy Equipment & Services
RPC, Inc.	285,544	1,601,902
Oil, Gas & Consumable Fuels
Callon Petroleum Co. (a)	439,842	1,908,914
Total Energy		3,510,816
Financials | 19.5%
Banks
Atlantic Union Bankshares Corp.	145,743	5,428,198
Cadence Bancorporation	253,367	4,444,057
CenterState Bank Corp.	195,599	4,691,442
FB Financial Corp.	156,991	5,895,012
Glacier Bancorp, Inc.	257,263	10,408,861
Metropolitan Bank Holding Corp. (a)	106,932	4,205,636
Texas Capital Bancshares, Inc. (a)	67,466	3,687,017
Consumer Finance
Encore Capital Group, Inc. (a)	309,196	10,303,957
Insurance
Kinsale Capital Group, Inc.	147,911	15,280,685
National General Holdings Corp.	285,610	6,574,742
Total Financials		70,919,607
Health Care | 14.8%
Biotechnology
Emergent BioSolutions Inc. (a)	65,378	3,417,962
Health Care Equipment & Supplies
ICU Medical, Inc. (a)	23,007	3,671,917
Merit Medical Systems, Inc. (a)	92,058	2,804,087
STAAR Surgical Co. (a)	151,975	3,917,916
STERIS PLC	88,123	12,732,892
Health Care Providers & Services
AMN Healthcare Services, Inc. (a)	87,446	5,033,392
LHC Group, Inc. (a)	46,492	5,279,631
Common Stocks | 97.6% of portfolio (Continued)
	Shares	Value
Health Care | 14.8% (Continued)
Health Care Technology
Inovalon Holdings, Inc. (a)	215,147	$3,526,259
Life Sciences Tools & Services
Medpace Holdings, Inc. (a)	58,840	4,944,914
NanoString Technologies, Inc. (a)	384,197	8,294,813
Total Health Care		53,623,783
Industrials | 18.1%
Aerospace & Defense
BWX Technologies, Inc.	38,864	2,223,410
Commercial Services & Supplies
Interface, Inc.	270,717	3,909,154
Construction & Engineering
Dycom Industries, Inc. (a)	173,884	8,876,778
Primoris Services Corp.	381,405	7,479,352
Machinery
Colfax Corp. (a)	179,221	5,208,162
Welbilt, Inc.	737,850	12,440,151
Road & Rail
Knight-Swift Transportation Holdings Inc.	149,283	5,418,973
Werner Enterprises, Inc.	277,088	9,781,206
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	184,655	10,488,404
Total Industrials		65,825,590
Information Technology | 22.7%
Electronic Equipment, Instruments & Components
Belden Inc.	187,059	9,977,727
Itron, Inc. (a)	43,426	3,211,787
Knowles Corp.	297,847	6,058,208
IT Services
CACI International Inc., Class A (a)	25,051	5,793,294
Cass Information Systems, Inc.	99,818	5,389,174
ManTech International Corp., Class A	167,660	11,972,601
Semiconductors & Semiconductor Equipment
Advanced Energy Industries, Inc. (a)	48,581	2,789,035
Software
Altair Engineering Inc. (a)	91,927	3,182,513
Descartes Systems Group Inc. (The) (a)	334,531	13,484,944
Five9, Inc. (a)	98,132	5,273,613
j2 Global, Inc	145,085	13,176,620
Tenable Holdings, Inc. (a)	98,331	2,200,648
Total Information Technology		82,510,164

Portfolio of Investments  |  Small-Company Stock Fund  |  September 30, 2019  |  (Unaudited)  |
(Continued)
Common Stocks | 97.6% of portfolio (Continued)
	Shares	Value
Materials | 6.8%
Chemicals
Ingevity Corp. (a)	38,865	$3,297,306
PolyOne Corp.	285,889	9,334,276
Construction Materials
Summit Materials, Inc., Class A (a)	427,224	9,484,373
Metals & Mining
Cleveland-Cliffs Inc.	363,516	2,624,586
Total Materials		24,740,541
Real Estate | 2.5%
Equity Real Estate Investment Trusts (REITs)
Pebblebrook Hotel Trust	118,155	3,287,072
QTS Realty Trust, Inc. Class A	110,777	5,695,045
Total Real Estate		8,982,117
Total Common Stocks
(Cost $295,062,203)		354,173,776

Commercial Paper | 2.4% of portfolio
	Face Amount	Value
Dairy Farmers of America, 2.15%, 10/01/19 (b)	$8,800,000	$8,799,409
Total Commercial Paper
(Cost $8,800,000)		8,799,409

Money Market Fund | less than 0.1% of portfolio
	Shares
State Street Institutional U.S. Government Money Market Fund, 1.88% (c)	9,511	9,511
Total Money Market Fund
(Cost $9,511)		9,511
Total Investments in Securities
(Cost $303,871,714) | 100.0%		$362,982,696

(a)	Non-income producing.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $8,799,409 and represents 2.4% of total investments.
(c)	7-day yield at September 30, 2019.
PLC - Public Limited Company
At September 30, 2019, the cost of investment securities for tax purposes was $303,871,735. Net unrealized appreciation of investment securities was $59,110,961 consisting of unrealized gains of $76,214,606 and unrealized losses of $17,103,645.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Small-Company Stock Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$354,173,776	$ —	$ —	$354,173,776
Commercial Paper	8,799,409	—	—	8,799,409
Money Market Fund	9,511	—	—	9,511
Total	$362,982,696	$ —	$ —	$362,982,696
During the period ended September 30, 2019, there were no transfers between levels

Portfolio of Investments
International Equity Fund  |  September 30, 2019  |  (Unaudited)

Common Stocks | 94.3% of portfolio
	Shares	Value
Brazil | 0.5%
Ambev SA ADR	77,706	$359,002
Total Brazil		359,002
Britain | 8.8%
Diageo PLC	43,608	1,781,399
HSBC Holdings PLC	120,820	925,754
Rio Tinto PLC	15,408	800,947
Royal Dutch Shell PLC, Class B	42,426	1,253,918
Unilever PLC	26,540	1,595,106
Total Britain		6,357,124
Canada | 3.2%
Alimentation Couche-Tard Inc., Class B	30,800	943,865
Canadian National Railway Co.	15,589	1,400,828
Total Canada		2,344,693
China | 2.1%
Baidu, Inc. ADR (a)	3,060	314,446
China Moble Ltd. ADR	9,452	391,313
Ping An Insurance Group Co. of China Ltd., Class H	42,500	488,482
Tencent Holdings Ltd.	6,900	288,612
Total China		1,482,853
Denmark | 0.9%
Novozymes A/S, Class B	15,400	647,741
Total Denmark		647,741
France | 6.9%
Air Liquide SA	6,115	870,287
Dassault Systèmes SE	9,573	1,363,734
L’Oréal SA	9,837	2,751,103
Total France		4,985,124
Germany | 14.8%
adidas AG	5,087	1,583,809
Allianz SE REG	11,991	2,791,168
Infineon Technologies AG	129,548	2,327,557
SAP SE ADR	23,160	2,729,869
Symrise AG	13,132	1,276,546
Total Germany		10,708,949
Hong Kong | 3.4%
AIA Group Ltd.	259,200	2,444,526
Total Hong Kong		2,444,526
India | 0.9%
HDFC Bank Ltd. ADR	5,944	339,105
Common Stocks | 94.3% of portfolio (Continued)
	Shares	Value
India | 0.9% (Continued)
ICICI Bank Ltd. ADR	28,169	$343,099
Total India		682,204
Israel | 3.4%
Check Point Software Technologies Ltd. (a)	22,287	2,440,426
Total Israel		2,440,426
Japan | 14.7%
Chugai Pharmaceutical Co., Ltd.	19,000	1,484,796
Dentsu Inc.	28,100	993,618
FANUC Corp.	4,700	888,410
Keyence Corp.	2,600	1,618,384
Komatsu Ltd.	35,300	814,010
Kubota Corp.	89,000	1,353,573
M3, Inc.	57,300	1,386,652
Sysmex Corp.	16,100	1,081,634
Unicharm Corp.	31,600	1,004,375
Total Japan		10,625,452
Mexico | 0.3%
Fomento Economico Mexicano, SAB de CV ADR	2,125	194,607
Total Mexico		194,607
Netherlands | 0.1%
Prosus NV (a)	1,054	77,372
Total Netherlands		77,372
Republic of South Korea | 0.3%
Samsung Electronics Co., Ltd. GDR	228	232,305
Total Republic of South Korea		232,305
Russia | 0.9%
LUKOIL PJSC ADR	4,424	365,997
Yandex NV, Class A (a)	8,295	290,408
Total Russia		656,405
Singapore | 3.1%
DBS Group Holdings Ltd.	123,200	2,228,825
Total Singapore		2,228,825
South Africa | 0.4%
Naspers Ltd., Class N	1,054	159,586
Sasol Ltd.	5,662	95,227
Total South Africa		254,813

Portfolio of Investments  |  International Equity Fund  |  September 30, 2019  |  (Unaudited)  |
(Continued)
Common Stocks | 94.3% of portfolio (Continued)
	Shares	Value
Spain | 4.1%
Amadeus IT Group SA	17,521	$1,255,408
Banco Bilboa Vizcaya Argentaria SA	322,022	1,676,280
Total Spain		2,931,688
Sweden | 6.4%
Alfa Laval AB	52,014	1,025,929
Atlas Copco AB, Class A	69,429	2,137,936
Epiroc AB, Class A	78,655	851,845
Skandinaviska Enskilda Banken AB, Class A	65,703	603,725
Total Sweden		4,619,435
Switzerland | 14.1%
Lonza Group AG REG	4,625	1,565,150
Nestlé SA ADR	30,182	3,273,372
Roche Holding AG REG	11,050	3,217,367
SGS SA REG	355	880,018
Sonova Holding AG REG	5,436	1,264,852
Total Switzerland		10,200,759
Taiwan | 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	19,323	898,133
Total Taiwan		898,133
United States of America | 3.8%
Linde PLC	8,731	1,694,619
Schlumberger Ltd.	31,841	1,088,007
Total United States of America		2,782,626
Total Common Stocks
(Cost $57,217,829)		68,155,062

Preferred Stocks | 1.7% of portfolio
	Shares	Value
Brazil | 0.4%
Itaú Unibanco Holding SA ADR	32,757	$275,486
Total Brazil		275,486
Germany | 0.5%
FUCHS PETROLUB SE	9,378	351,710
Total Germany		351,710
Republic of South Korea | 0.6%
Samsung Electronics Co., Ltd. REG GDR	579	480,963
Total Republic of South Korea		480,963
Spain | 0.2%
Grifols, SA ADR	6,788	136,032
Total Spain		136,032
Total Preferred Stocks
(Cost $926,405)		1,244,191

Money Market Fund | 4.0% of portfolio

State Street Institutional U.S. Government Money Market Fund, 1.88% (b)	2,869,846	2,869,846
Total Money Market Fund
(Cost $2,869,846)		2,869,846
Total Investments in Securities
(Cost $61,014,080) | 100.0%		$72,269,099

(a)	Non-income producing.
(b)	7-day yield at September 30, 2019.
ADR - American Depositary Deposit
SA - Sociedad Anonima or Societe Anonyme
PLC - Public Limited Company
A/S - Aktieselskab
SE - Societas Europaea
AG - Aktiengesellschaft
REG - Registered Shares
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil
NV - Naamloze Vennottschap
GDR - Global Depositary Receipt
AB - Aktiebolag

Portfolio of Investments  |  International Equity Fund  |  September 30, 2019  |  (Unaudited)  |
(Continued)
At September 30, 2019, the cost of investment securities for tax purposes was $61,018,705. Net unrealized appreciation of investment securities was $11,250,394 consisting of unrealized gains of $14,094,745 and unrealized losses of $2,844,351.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$12,331,410	$55,823,652	$ —	$68,155,062
Preferred Stocks	1,244,191	—	—	1,244,191
Money Market Fund	2,869,846	—	—	2,869,846
Total	$16,445,447	$55,823,652	$ —	$72,269,099
During the period ended September 30, 2019, there were no transfers between levels